UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08104

Touchstone Funds Group Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code:  800-638-8194

Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments
Touchstone Arbitrage Fund – December 31, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 90.7%

Financials — 19.6%
American Realty Capital Healthcare
Trust, Inc. REIT†	544,439	$6,478,825
Glimcher Realty Trust REIT	158,218	2,173,915
Hudson City Bancorp, Inc.	622,800	6,302,736
National Interstate Corp.†	88,866	2,648,207
Protective Life Corp.†	103,820	7,231,063
Susquehanna Bancshares, Inc.	288,505	3,874,622
		28,709,368

Information Technology — 18.1%
Covisint Corp.*	35,064	92,919
International Rectifier Corp.*	151,640	6,050,436
Sapient Corp.*	245,000	6,095,600
Tokyo Electron Ltd. ADR	345,817	6,598,188
TriQuint Semiconductor, Inc.*	280,477	7,727,141
		26,564,284

Health Care — 16.9%
Allergan, Inc.	16,230	3,450,337
Auxilium Pharmaceuticals, Inc.*	14,621	502,743
Avanir Pharmaceuticals, Inc.*	198,996	3,372,982
CareFusion Corp.*	112,000	6,646,080
Covidien PLC (Ireland)†	61,800	6,320,904
Cubist Pharmaceuticals, Inc.*	45,000	4,529,250
		24,822,296

Consumer Discretionary — 16.6%
DIRECTV*†	72,830	6,314,361
Family Dollar Stores, Inc.	37,835	2,996,910
Liberty Interactive Corp. - Class A*†	54,300	1,597,506
Media General, Inc.*	37,755	631,641
Time Warner Cable, Inc.†	42,380	6,444,303
TRW Automotive Holdings Corp.*	61,340	6,308,819
		24,293,540

Materials — 6.4%
Ainsworth Lumber Co. Ltd. (Canada)*	900,000	2,565,000
Rockwood Holdings, Inc.†	87,000	6,855,600
		9,420,600

Consumer Staples — 5.2%
Chiquita Brands International, Inc.*	273,020	3,947,869
Safeway, Inc.†	104,275	3,662,138
		7,610,007

Utilities — 4.7%
Pepco Holdings, Inc.	252,930	6,811,405

Energy — 3.2%
Dresser-Rand Group, Inc.*†	58,000	4,744,400
Total Common Stocks		$132,975,900

Preferred Stock — 2.2%

Financials — 2.2%
GMAC Capital Trust I, 8.13%(A)	120,887	3,188,999

Exchange Traded Fund — 0.7%
SPDR Barclays Short Term High Yield
Bond ETF†	33,845	978,459

Principal
Amount

	Asset-Backed Security — 0.3%
$500,000	Taxable Newman Capital Trust, Ser
	2000-1, Class A, 144a,
	7.000%, 7/5/17	$511,900

	Corporate Bonds — 5.0%

	Energy — 1.7%
2,500,000	Kodiak Oil & Gas Corp.,
	8.125%, 12/1/19	2,543,750

	Consumer Staples — 1.5%
2,125,000	US Foods, Inc., 8.500%, 6/30/19	2,252,500

	Financials — 1.1%
1,620,000	PNC Preferred Funding Trust II, 144a,
	1.463%, 3/29/49(A)	1,522,800

	Utilities — 0.7%
975,000	AES Corp. VA, 3.234%, 6/1/19(A)	950,625
	Total Corporate Bonds	$7,269,675

	Number
	of
	Contracts

Purchased Call Option — 0.0%
OPRA Noble Equity Option, Strike
@40.00, Exp 01/15	340	—

Total Purchased Options		—

	Shares

Investment Fund — 9.0%
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	13,217,106	13,217,106

Total Long Positions
(Cost $149,230,225)		$158,142,039

	Shares

Securities Sold Short —(35.0%)

Common Stocks — (35.0%)

Financials — (10.8%)
BB&T Corp.	(72,990)	$(2,838,581)
M&T Bank Corp.	(52,336)	(6,574,448)
Ventas, Inc., REIT	(82,699)	(5,929,518)
Washington Prime Group, Inc., REIT	(31,469)	(541,896)
		(15,884,443)

1

Touchstone Arbitrage Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — (35.0%) (Continued)

Information Technology — (10.1%)
Applied Materials, Inc.	(280,919)	$(7,000,501)
RF Micro Devices, Inc.*	(469,649)	(7,791,477)
		(14,791,978)

Consumer Discretionary — (5.2%)
Comcast Corp. - Class A	(121,842)	(7,068,054)
Media General, Inc.*	(37,755)	(631,641)
		(7,699,695)

Health Care — (5.0%)
Actavis PLC (Ireland)*	(5,977)	(1,538,541)
Becton Dickinson and Co.	(8,702)	(1,210,970)
Endo International PLC (Ireland)*	(3,568)	(257,324)
Medtronic, Inc.	(59,080)	(4,265,576)
		(7,272,411)

Telecommunication Services — (2.2%)
AT&T, Inc.	(94,679)	(3,180,268)

Materials — (1.7%)
Albemarle Corp.	(41,785)	(2,512,532)
Total Common Stocks		$(51,341,327)

Total Securities Sold Short
(Proceeds $43,240,573)		$(51,341,327)

Written Call Options — 0.0%
OPRA Noble Equity Option, Strike
@45.00, Exp 01/15	(340)	(1,360)

Written Put Options — 0.0%
National Oilwell VARCO, Inc., Strike
@60.00, Exp 01/15	(35)	(875)

Total Written Options
(Proceeds $35,115)		$(2,235)

Total—72.9%		$106,798,477

Cash Collateral for Securities
Sold Short and Written Options — 26.9%		39,423,317

Other Assets in Excess of Liabilities — 0.2%		296,626

Net Assets — 100.0%		$146,518,420

(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2014.

*	Non-income producing security.

^	Affiliated Fund.

†	All or a portion of these securities are held as collateral for securities sold short and written options. The total value of the securities held as collateral as of December 31, 2014 was $53,275,765.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2014.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, these securities were valued at $2,034,700 or 1.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$132,975,900	$—	$—	$132,975,900
Preferred Stock	3,188,999	—	—	3,188,999
Exchanged Traded
Fund	978,459	—	—	978,459
Asset-Backed Security	—	511,900	—	511,900
Corporate Bonds	—	7,269,675	—	7,269,675
Purchased Options
Equity Contracts	—	—	—	—
Investment Fund	13,217,106	—	—	13,217,106
				$158,142,039

2

Touchstone Arbitrage Fund (Unaudited) (Continued)

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Liabilities:
Securities Sold Short
Common Stocks	$(51,341,327)	$—	$—	$(51,341,327)

Other Financial Instruments**
Liabilities:
Written Options
Equity Contracts	$(2,235)	$—	$—	$(2,235)

**	Other Financial Instruments are derivative instruments not reflected in total investments.

Transactions in written options for the period ended

December 31, 2014.

	Number of
	Contracts	Proceeds
Beginning of Period, September 30, 2014	715	$114,795
Put Options Closed	(340)	(79,680)
December 31, 2014	375	$35,115

See accompanying Notes to Portfolios of Investments.

3

Portfolio of Investments
Touchstone Emerging Markets Equity Fund – December 31, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.6%

India — 13.6%

Consumer Discretionary — 3.6%
Bharat Forge Ltd.*	486,171	$7,227,931
Mahindra & Mahindra Ltd.	222,250	4,326,941

Consumer Staples — 2.0%
ITC Ltd.	1,116,009	6,501,163

Energy — 2.7%
Oil & Natural Gas Corp. Ltd.*	747,611	4,023,257
Reliance Industries Ltd.	327,042	4,598,877

Health Care — 1.7%
Lupin Ltd.	235,780	5,602,916

Information Technology — 1.6%
HCL Technologies Ltd.	206,861	5,224,367

Materials — 1.1%
UPL Ltd.*	611,692	3,358,262

Telecommunication Services — 0.9%
Bharti Airtel Ltd.*	515,904	2,868,644
Total India		43,732,358

Korea — 10.9%

Consumer Discretionary — 1.8%
Kia Motors Corp.	120,337	5,717,931

Financials — 3.8%
BS Financial Group, Inc.	495,799	6,527,548
Shinhan Financial Group Co. Ltd.	142,447	5,725,673

Information Technology — 4.4%
Samsung Electronics Co. Ltd.	11,773	14,154,024

Materials — 0.9%
POSCO	11,424	2,877,646
Total Korea		35,002,822

Brazil — 10.3%

Consumer Discretionary — 1.5%
Lojas Americanas SA (Preference)	745,984	4,838,148

Energy — 0.6%
Petroleo Brasileiro SA (Preference)	515,229	1,942,139

Financials — 1.8%
Banco Bradesco SA (Preference)	444,558	5,863,443

Health Care — 1.8%
Odontoprev SA	1,584,307	5,876,633

Industrials — 1.7%
Localiza Rent A Car SA	408,417	5,486,634

Information Technology — 1.4%
Totvs SA	334,062	4,398,529

Materials — 1.5%
Gerdau SA (Preference)	467,386	1,684,432
Vale SA ADR†	139,282	1,139,327
Vale SA (Preference)	290,969	2,104,933
Total Brazil		33,334,218

Taiwan — 7.2%

Consumer Discretionary — 3.5%
Eclat Textile Co. Ltd.	302,138	3,036,611
Giant Manufacturing Co. Ltd.	925,739	8,180,824

Information Technology — 3.7%
Delta Electronics, Inc.	304,061	1,796,769
Taiwan Semiconductor
Manufacturing Co. Ltd.	2,336,052	10,291,410
Total Taiwan		23,305,614

Mexico — 7.2%

Consumer Staples — 3.7%
Fomento Economico Mexicano SAB
DE CV ADR	52,636	4,633,547
Kimberly-Clark de Mexico SAB de CV
- Class A	1,390,101	3,023,526
Wal-Mart de Mexico SAB de CV -
Class A	1,941,098	4,173,287

Financials — 2.3%
Grupo Financiero Banorte SAB de CV
- Class O	1,314,777	7,236,119

Telecommunication Services — 1.2%
America Movil SAB de CV, Series L
ADR	180,832	4,010,854
Total Mexico		23,077,333

China — 6.7%

Energy — 1.0%
PetroChina Co. Ltd. - Class H	2,999,461	3,329,662

Financials — 2.8%
Industrial & Commercial Bank of
China - Class H	12,260,314	8,952,387

Industrials — 2.2%
Weichai Power Co. Ltd. - Class H	1,665,331	6,980,777

Materials — 0.7%
China BlueChemical Ltd.	6,529,778	2,309,441
Total China		21,572,267

Bermuda — 5.5%

Financials — 3.6%
Credicorp Ltd.	50,140	8,031,425

4

Touchstone Emerging Markets Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 99.6% (Continued)

Bermuda — (Continued)

Financials — (Continued)
First Pacific Co. Ltd.	3,662,006	$3,616,232

Information Technology — 1.9%
VTech Holdings Ltd.	414,513	5,944,027
Total Bermuda		17,591,684

Hong Kong — 5.5%

Energy — 1.7%
CNOOC Ltd.	3,980,781	5,382,690

Financials — 3.8%
China Overseas Land & Investment
Ltd.	2,247,470	6,648,536
Wharf Holdings Ltd.	773,713	5,554,556
Total Hong Kong		17,585,782

Thailand — 4.5%

Energy — 2.5%
PTT Exploration & Production PCL	1,743,908	5,905,543
Thai Oil PCL	1,827,808	2,325,867

Financials — 1.1%
Kasikornbank PCL	517,516	3,582,385

Materials — 0.9%
Siam Cement PCL	99,612	1,359,178
Siam Cement PCL (Non- Voting)	105,978	1,438,502
Total Thailand		14,611,475

South Africa — 4.1%

Consumer Discretionary — 2.9%
Foschini Group Ltd.	277,072	3,180,907
Woolworths Holdings Ltd.	950,657	6,304,507

Telecommunication Services — 1.2%
MTN Group Ltd.	194,395	3,697,885
Total South Africa		13,183,299

Cayman Islands — 3.2%

Consumer Discretionary — 1.2%
Daphne International Holdings Ltd.†	10,290,591	3,748,134

Consumer Staples — 0.8%
Tingyi Cayman Islands Holding Corp.	1,158,391	2,632,486

Information Technology — 1.2%
ASM Pacific Technology Ltd.	83,944	799,268
Tencent Holdings Ltd.	225,800	3,267,085
Total Cayman Islands		10,446,973

Turkey — 2.7%

Energy — 0.4%
Tupras Turkiye Petrol Rafine	59,016	1,396,308

Financials — 1.1%
Turkiye Garanti Bankasi AS	911,568	3,661,893

Telecommunication Services — 1.2%

Turkcell Iletisim Hizmetleri AS*	617,424	3,767,825
Total Turkey		8,826,026

Indonesia — 2.6%
Financials — 1.0%
Bank Mandiri Persero Tbk PT	3,861,993	3,358,537

Telecommunication Services — 1.6%
Telekomunikasi Indonesia Persero Tbk
PT	22,385,830	5,144,907
Total Indonesia		8,503,444

United Kingdom — 2.6%

Consumer Staples — 2.6%
SABMiller PLC	160,001	8,341,053

South Korea — 2.1%

Consumer Discretionary — 2.1%
Hankook Tire Co. Ltd.	144,382	6,861,261

Czech Republic — 2.0%

Financials — 2.0%
Komercni Banka A/S	30,878	6,354,729

Malaysia — 1.9%
Consumer Staples — 1.9%
British American Tobacco Malaysia
Bhd	333,926	6,184,595

Luxembourg — 1.6%

Energy — 1.6%
Tenaris SA ADR	168,380	5,086,760

Chile — 1.5%

Utilities — 1.5%
Enersis SA	14,541,439	4,762,327

Jersey — 1.3%

Materials — 1.3%
Randgold Resources Ltd. ADR†	61,226	4,127,245

Israel — 1.0%

Health Care — 1.0%
Teva Pharmaceutical Industries Ltd.
ADR	56,624	3,256,446

5

Touchstone Emerging Markets Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 99.6% (Continued)

Singapore — 1.0%

Financials — 1.0%
Keppel Land Ltd.	1,259,859	$3,245,555

United States — 0.6%

Materials — 0.6%
Southern Copper Corp.†	64,837	1,828,403
Total Common Stocks		$320,821,669

Investment Funds — 2.4%
Invesco Government & Agency
Portfolio, Institutional Class,
0.01%**∞Ω	7,560,054	7,560,054
Touchstone Institutional Money
Market Fund, 0.01%^∞Ω	58	58
Total Investment Funds		$7,560,112

Total Investment Securities —102.0%
(Cost $336,874,613)		$328,381,781

Liabilities in Excess of Other Assets — (2.0%)		(6,325,789)

Net Assets — 100.0%		$322,055,992

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2014 was $7,163,716.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2014.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common
Stocks
India	$8,961,178	$34,771,180	$—	$43,732,358
Korea	—	35,002,822	—	35,002,822
Brazil	33,334,218	—	—	33,334,218
Taiwan	—	23,305,614	—	23,305,614
Mexico	23,077,333	—	—	23,077,333
China	—	21,572,267	—	21,572,267
Bermuda	13,975,452	3,616,232	—	17,591,684
Hong
Kong	—	17,585,782	—	17,585,782
Thailand	—	14,611,475	—	14,611,475
South
Africa	—	13,183,299	—	13,183,299
Cayman
Islands	—	10,446,973	—	10,446,973
Turkey	—	8,826,026	—	8,826,026
Indonesia	—	8,503,444	—	8,503,444
United
Kingdom	—	8,341,053	—	8,341,053
South
Korea	—	6,861,261	—	6,861,261
Czech
Republic	—	6,354,729	—	6,354,729
Malaysia	—	6,184,595	—	6,184,595
Luxembourg	5,086,760	—	—	5,086,760
Chile	4,762,327	—	—	4,762,327
Jersey	4,127,245	—	—	4,127,245
Israel	3,256,446	—	—	3,256,446
Singapore	—	3,245,555	—	3,245,555
United
States	1,828,403	—	—	1,828,403
Investment
Funds	7,560,112	—	—	7,560,112
				$328,381,781

At December 31, 2014, securities valued at $217,348,453 were transferred from Level 1 to Level 2. Transfers from Level 1 to Level 2 are due to the closure of several foreign markets.

See accompanying Notes to Portfolios of Investments.

6

Portfolio of Investments
Touchstone Global Real Estate Fund – December 31, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 92.4%

United States — 31.8%

Diversified — 4.9%
EPR Properties REIT	6,681	$385,025
Outfront Media, Inc. REIT	5,000	134,200
Spirit Realty Capital, Inc. REIT	22,745	270,438

Industrial — 2.8%
ProLogis, Inc. REIT	1,804	77,626
STAG Industrial, Inc. REIT	8,631	211,460
Terreno Realty Corp. REIT	7,628	157,366

Mortgage — 4.5%
Apollo Commercial Real Estate
Finance, Inc. REIT	20,525	335,789
Starwood Property Trust, Inc. REIT	16,817	390,827

Office — 6.7%
Boston Properties, Inc. REIT	840	108,100
Digital Realty Trust, Inc. REIT	3,834	254,194
Douglas Emmett, Inc. REIT	1,542	43,793
Hudson Pacific Properties, Inc. REIT	2,224	66,853
Kilroy Realty Corp. REIT	685	47,313
Mack-Cali Realty Corp. REIT	16,106	306,980
QTS Realty Trust, Inc. - Class A REIT	5,000	169,200
SL Green Realty Corp. REIT	762	90,693

Residential — 4.3%
AvalonBay Communities, Inc. REIT	471	76,957
Bluerock Residential Growth REIT, Inc.
REIT	16,000	198,880
Campus Crest Communities, Inc. REIT	43,189	315,712
Equity Residential REIT	632	45,403
Essex Property Trust, Inc. REIT	318	65,699

Retail — 1.9%
General Growth Properties, Inc. REIT	2,240	63,011
Retail Opportunity Investments Corp.
REIT	3,463	58,144
Simon Property Group, Inc. REIT	699	127,295
Taubman Centers, Inc. REIT	861	65,798

Specialized — 6.7%
Aviv REIT, Inc. REIT	11,432	394,175
Chatham Lodging Trust REIT	5,840	169,185
Extra Space Storage, Inc. REIT	887	52,014
HCP, Inc. REIT	1,136	50,018
Omega Healthcare Investors, Inc. REIT	3,754	146,669
Public Storage REIT	425	78,561
Sabra Health Care REIT, Inc. REIT	6,781	205,939
Total United States		5,163,317

Japan — 10.2%

Diversified — 4.1%
Kenedix Realty Investment Corp. REIT	60	339,609
Premier Investment Corp. REIT	66	325,040

Diversified Real Estate Activities — 1.2%
Mitsubishi Estate Co. Ltd.	9,000	189,638

Office — 1.6%
Nippon Building Fund, Inc. REIT	12	60,241
Orix JREIT, Inc. REIT	145	203,912

Real Estate Operating Companies — 0.5%
Aeon Mall Co. Ltd.	4,590	81,339

Residential — 1.6%
Invincible Investment Corp. REIT	306	128,167
Kenedix Residential Investment Corp.
REIT	42	126,061

Retail — 1.2%
Japan Retail Fund Investment Corp.
REIT	96	202,875
Total Japan		1,656,882

Singapore — 8.9%

Diversified — 0.8%
Soilbuild Business Space REIT REIT	227,000	135,051

Diversified Financial Services — 1.7%
Religare Health Trust	368,000	277,809

Industrial — 2.1%
AIMS AMP Capital Industrial REIT	144,000	153,822
Mapletree Logistics Trust REIT	214,000	191,076

Office — 1.5%
Keppel REIT	255,000	234,200

Retail — 2.8%
CapitaRetail China Trust REIT	111,640	135,772
Fortune Real Estate Investment Trust
REIT	52,000	52,620
Mapletree Greater China Commercial
Trust REIT	293,000	209,699
Suntec Real Estate Investment Trust
REIT	35,000	51,776
Total Singapore		1,441,825

Australia — 7.8%

Diversified — 2.5%
Dexus Property Group REIT	7,525	42,597
GPT Group REIT	18,721	66,255
Stockland REIT	88,982	297,368

Diversified Financial Services — 1.7%
Scentre Group*	100,571	284,935

Industrial — 0.6%
Australian Industrial REIT	52,131	93,206

Office — 1.3%
Cromwell Property Group REIT	250,260	209,562

7

Touchstone Global Real Estate Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 92.4% (Continued)

Australia — (Continued)

Retail — 1.7%
Charter Hall Retail REIT	81,966	$274,177
Total Australia		1,268,100

Hong Kong — 5.8%

Diversified — 1.2%
Hui Xian Real Estate Investment Trust
REIT	363,000	203,432

Diversified Real Estate Activities — 0.4%
Hang Lung Properties Ltd.	22,000	61,374

Office — 1.3%
Prosperity REIT	600,000	203,589

Real Estate Operating Companies — 0.4%
Hysan Development Co. Ltd.	16,000	71,008

Retail — 1.0%
Yuexiu Real Estate Investment Trust
REIT	338,000	169,080

Specialized — 1.5%
Langham Hospitality Investments
and Langham Hospitality
Investments Ltd.	550,500	238,485
Total Hong Kong		946,968

United Kingdom — 5.6%

Diversified — 3.2%
British Land Co. PLC REIT	30,677	369,924
Land Securities Group PLC REIT	4,340	78,014
Londonmetric Property PLC REIT	33,973	80,802

Industrial — 1.4%
Segro PLC REIT	38,688	221,631

Specialized — 1.0%
Primary Health Properties PLC REIT	27,377	157,879
Total United Kingdom		908,250

Canada — 5.5%

Diversified — 2.6%
Crombie Real Estate Investment Trust
REIT	6,144	68,325
Dream Office Real Estate Investment
Trust REIT	16,212	350,948

Health Care Facilities — 1.7%
Leisureworld Senior Care Corp.†	22,795	274,490

Retail — 0.3%
RioCan Real Estate Investment Trust
REIT	2,196	49,957

Specialized — 0.9%
InnVest Real Estate Investment Trust
REIT	28,313	145,732
Total Canada		889,452

Germany — 3.2%

Diversified — 1.5%
Hamborner Reit AG	24,575	241,041

Office — 1.4%
Alstria Office REIT-AG	19,218	238,623

Real Estate Operating Companies — 0.3%
LEG Immobilien AG	598	44,547
Total Germany		524,211

France — 2.9%

Diversified — 0.5%
Unibail-Rodamco SE REIT	328	84,144

Retail — 2.4%
Altarea REIT	1,266	201,602
Mercialys SA REIT	7,988	178,191
Total France		463,937

Mexico — 2.4%

Industrial — 2.4%
Mexico Real Estate Management SA
de CV REIT	184,619	316,213
Prologis Property Mexico SA de CV
REIT	43,526	80,509
Total Mexico		396,722

South Africa — 1.3%

Diversified — 1.3%
Redefine Properties Ltd. REIT	234,539	216,935

Finland — 1.2%

Real Estate Operating Companies — 1.2%
Citycon OYJ	64,809	199,893

Sweden — 1.1%

Diversified — 0.8%
Akelius Residential AB	3,317	138,942

Real Estate Operating Companies — 0.3%
Hufvudstaden AB - Class A	3,521	45,692
Total Sweden		184,634

New Zealand — 0.9%

Diversified — 0.9%
Kiwi Property Group Ltd.	155,583	150,489

8

Touchstone Global Real Estate Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 92.4% (Continued)

Thailand — 0.9%

Real Estate Development — 0.9%
Ticon Industrial Connection PCL	261,660	$142,890

Netherlands — 0.8%

Retail — 0.8%
Eurocommercial Properties NV REIT	3,111	132,181

Jersey — 0.8%

Real Estate Operating Companies — 0.8%
Atrium European Real Estate Ltd.	24,922	123,342

China — 0.8%

Real Estate Operating Companies — 0.8%
Guangzhou R&F Properties Co. Ltd.	99,062	120,609

Bermuda — 0.5%

Real Estate Operating Companies — 0.5%
Hongkong Land Holdings Ltd.	13,000	87,588
Total Common Stocks		$15,018,225

Preferred Stocks — 5.9%

Specialized — 2.5%
Ashford Hospitality Trust, Inc. REIT,
9.00%	15,600	413,088

Hotels, Resorts & Cruise Lines — 2.1%
Sunstone Hotel Investors, Inc., 8.00%	12,888	338,181

Industrial — 1.3%
STAG Industrial, Inc. REIT, 9.00%	4,963	136,631
Terreno Realty Corp. REIT, 7.75%	2,557	65,613
		202,244
Total Preferred Stocks		$953,513

Investment Funds — 4.3%
Invesco Government & Agency
Portfolio, Institutional Class,
0.01%**∞Ω	245,745	245,745
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	462,815	462,815
Total Investment Funds		$708,560

Market
Value

Total Investment Securities —102.6%
(Cost $16,156,875)	$16,680,298

Liabilities in Excess of Other Assets — (2.6%)	(426,896)

Net Assets — 100.0%	$16,253,402

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2014 was $229,394.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2014.

Portfolio Abbreviations:

PCL - Public Company Limited

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

9

Touchstone Global Real Estate Fund (Unaudited) (Continued)

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common
Stocks
United
States	$5,163,317	$—	$—	$5,163,317
Japan	—	1,656,882	—	1,656,882
Singapore	431,631	1,010,194	—	1,441,825
Australia	93,206	1,174,894	—	1,268,100
Hong
Kong	—	946,968	—	946,968
United
Kingdom	238,681	669,569	—	908,250
Canada	889,452	—	—	889,452
Germany	—	524,211	—	524,211
France	379,793	84,144	—	463,937
Mexico	396,722	—	—	396,722
South
Africa	—	216,935	—	216,935
Finland	—	199,893	—	199,893
Sweden	—	184,634	—	184,634
New
Zealand	150,489	—	—	150,489
Thailand	—	142,890	—	142,890
Netherlands	—	132,181	—	132,181
Jersey	123,342	—	—	123,342
China	—	120,609	—	120,609
Bermuda	—	87,588	—	87,588
Preferred
Stocks	953,513	—	—	953,513
Investment
Funds	708,560	—	—	708,560
				$16,680,298

At December 31, 2014, securities valued at $6,963,922 were transferred from Level 1 to Level 2. Transfers from level 1 to 2 are due to closure of several foreign markets.

See accompanying Notes to Portfolios of Investments.

10

Portfolio of Investments
Touchstone International Fixed Income Fund – December 31, 2014 (Unaudited)

Principal		Market
Amount		Value

	Sovereign Government Obligations — 79.5%

	New Zealand — 9.5%
700,000	New Zealand Government Bond
	(NZD), 6.000%, 4/15/15	$549,829
2,200,000	New Zealand Government Bond
	(NZD), 6.000%, 5/15/21	1,947,147
	Total New Zealand	2,496,976

	Brazil — 8.5%
1,000,000	Brazil Notas do Tesouro Nacional
	Serie B (BRL), 6.000%, 5/15/17	948,498
1,000,000	Brazil Notas do Tesouro Nacional
	Serie B (BRL), 6.000%, 8/15/22	938,202
1,000,000	Brazil Notas do Tesouro Nacional
	Serie F (BRL), 10.000%, 1/1/19	347,536
	Total Brazil	2,234,236

	Italy — 6.5%
500,000	Italy Buoni Poliennali Del Tesoro
	(EUR), 3.750%, 3/1/21	695,994
770,000	Italy Buoni Poliennali Del Tesoro
	(EUR), 4.750%, 5/1/17	1,020,936
	Total Italy	1,716,930

	Ireland — 6.2%
250,000	Ireland Government Bond (EUR),
	3.400%, 3/18/24	358,430
360,000	Ireland Government Bond (EUR),
	4.500%, 4/18/20	524,830
450,000	Ireland Government Bond (EUR),
	5.400%, 3/13/25	750,281
	Total Ireland	1,633,541

	Portugal — 6.0%
700,000	Portugal Obrigacoes do Tesouro OT
	(EUR), 144a, 4.200%, 10/15/16	902,325
500,000	Portugal Obrigacoes do Tesouro OT
	(EUR), 144a, 4.750%, 6/14/19	689,067
	Total Portugal	1,591,392

	Australia — 5.7%
600,000	Australia Government Bond (AUD),
	4.750%, 6/15/16	507,048
1,000,000	Australia Government Bond (AUD),
	5.750%, 7/15/22	992,506
	Total Australia	1,499,554

	Mexico — 5.0%
5,430,000	Mexican Bonos, Ser M20 (MXN),
	5.000%, 6/15/17	376,447
9,000,000	Mexican Bonos, Ser M20 (MXN),
	6.500%, 6/9/22	639,586
3,500,000	Mexican Bonos, Ser M20 (MXN),
	10.000%, 12/5/24	310,720
	Total Mexico	1,326,753

	Spain — 4.8%
1,010,000	Spain Government Bond (EUR),
	2.100%, 4/30/17	1,267,227

	Netherlands — 4.1%
750,000	Netherlands Government Bond
	(EUR), 144a, 3.250%, 7/15/21	1,081,280

	South Africa — 4.0%
2,000,000	South Africa Government Bond
	(ZAR), 6.750%, 3/31/21	165,495
10,000,000	South Africa Government Bond
	(ZAR), 8.000%, 12/21/18	885,744
	Total South Africa	1,051,239

	Canada — 3.2%
400,000	Canada Government International
	Bond (EUR), 3.500%, 1/13/20	564,913
300,000	Canadian Government Bond (CAD),
	3.250%, 6/1/21	286,128
	Total Canada	851,041

	Sweden — 2.8%
5,600,000	Sweden Government Bond, Ser
	1049 (SEK), 4.500%, 8/12/15	737,345

	France — 2.5%
450,000	France Government Bond OAT
	(EUR), 3.750%, 4/25/21	660,383

	United Kingdom — 2.2%
330,000	United Kingdom Gilt (GBP),
	3.750%, 9/7/19	575,525

	Japan — 1.9%
60,000,000	Japan Finance Organization for
	Municipalities (JPY),
	2.000%, 5/9/16	513,991

	Denmark — 1.8%
2,500,000	Denmark Government Bond (DKK),
	4.000%, 11/15/19	482,610

	Turkey — 1.7%
1,000,000	Turkey Government Bond (TRY),
	8.500%, 9/14/22	442,912

	Belgium — 1.6%
300,000	Belgium Government Bond (EUR),
	144a, 2.600%, 6/22/24	421,004

	Germany — 1.5%
300,000	Bundesrepublik Deutschland (EUR),
	1.500%, 9/4/22	396,740

	Total Sovereign Government
	Obligations	$20,980,679

11

Touchstone International Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 25.4%

	United Kingdom — 5.9%

	Financials — 5.9%
200,000	HSBC Bank PLC (USD), 144a,
	1.500%, 5/15/18	$197,819
300,000	LCR Finance PLC (GBP),
	4.500%, 12/7/28	585,285
300,000	Northern Rock Asset Management
	PLC (EUR), 3.875%, 11/16/20	432,092
250,000	Northern Rock Asset Management
	PLC (EUR), 4.125%, 3/27/17	328,491
	Total United Kingdom	1,543,687

	Germany — 4.5%

	Financials — 4.5%
120,000,000	KFW (JPY), 2.050%, 2/16/26	1,192,571

	France — 2.2%

	Energy — 0.6%
124,650	Technip SA (EUR), 0.500%, 1/1/16	149,832

	Financials — 1.6%
50,000,000	Caisse Francaise de Financement
	Local (JPY), 1.800%, 5/9/17	434,831
	Total France	584,663

	Jersey — 2.0%

	Financials — 2.0%
200,000	Great Portland Estates Capital
	Jersey Ltd. (GBP),
	1.000%, 9/10/18	345,542
100,000	INTU Jersey Ltd, REIT. (GBP),
	2.500%, 10/4/18	169,186
	Total Jersey	514,728

	Supranational — 1.8%

	Financials — 1.8%
37,000	European Investment Bank (GBP),
	6.000%, 12/7/28	81,979
40,000,000	European Investment Bank (JPY),
	1.900%, 1/26/26	389,681
	Total Supranational	471,660

	Spain — 1.1%

	Consumer Discretionary — 0.7%
100,000	International Consolidated Airlines
	Group SA (EUR), 1.750%, 5/31/18	183,807

	Financials — 0.4%
100,000	Caixabank SA MTN (EUR),
	4.500%, 11/22/16	107,429
	Total Spain	291,236

	United Arab Emirates — 1.1%

	Financials — 1.1%
200,000	Aabar Investments PJSC (EUR),
	4.000%, 5/27/16	288,477

	Netherlands — 1.0%

	Industrials — 1.0%
250,000	Siemens Financieringsmaatschappij
	N.V. (USD), 1.050%, 8/16/17	275,000

	Cayman Islands — 1.0%

	Technology — 1.0%
2,000,000	ASM Pacific Technology Ltd. (HKD),
	2.000%, 3/28/19	265,969

	Virgin Islands (British) — 0.9%

	Utilities — 0.9%
2,000,000	Shine Power International Ltd.
	(HKD), 1.343%, 7/28/19#	248,238

	Hungary — 0.9%

	Financials — 0.9%
200,000	Magyar Nemzeti Vagyonkezelo Zrt
	(EUR), 3.375%, 4/2/19	244,431

	Italy — 0.9%

	Energy — 0.9%
200,000	Eni SpA (EUR), 0.250%, 11/30/15	241,115

	Thailand — 0.8%

	Consumer Discretionary — 0.8%
200,000	CP Foods Holdings Ltd. (USD),
	0.500%, 1/15/19	201,500

	Luxembourg — 0.5%

	Consumer Discretionary — 0.5%
100,000	SAF-Holland SA (EUR),
	1.000%, 9/12/20	130,504

	Taiwan — 0.4%

	Technology — 0.4%
100,000	Epistar Corp. (USD), 1.476%, 8/7/18#	112,275

	Australia — 0.4%

	Materials — 0.4%
100,000	Barminco Finance Pty Ltd. (USD),
	144a, 9.000%, 6/1/18	91,000
	Total Corporate Bonds	$6,697,054

12

Touchstone International Fixed Income Fund (Unaudited) (Continued)

		Market
Shares		Value

	Investment Fund — 0.0%
7	Touchstone Institutional Money
	Market Fund, 0.01%^∞Ω	$7

	Total Investment Securities —104.9%
	(Cost $30,005,596)	$27,677,740

	Liabilities in Excess of
	Other Assets — (4.9%)	(1,303,597)

	Net Assets — 100.0%	$26,374,143

#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.

^	Affiliated Fund.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2014.

Portfolio Abbreviations:

AUD - Australian Dollar

BRL - Brazil Real

CAD - Canadian Dollar

CLP - Chilean Peso

CSK - Czechoslovakia Koruna

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

MTN - Medium Term Note

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLC - Public Limited Company

REIT - Real Estate Investment

SEK - Swedish Krona

TRY - Turkey Lira

USD - United States Dollar

ZAR - South African Rand

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, these securities were valued at $3,382,495 or 12.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Sovereign
Government
Obligations	$—	$20,980,679	$—	$20,980,679
Corporate Bonds	—	6,697,054	—	6,697,054
Investment
Fund	7	—	—	7
				$27,677,740
Other Financial Instruments*
Assets:
Forward Foreign
Currency
Contracts	$—	$1,370,352	$—	$1,370,352
Liabilities:
Forward Foreign
Currency
Contracts	—	(2,004,262)	—	(2,004,262)

* Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation (depreciation).

13

Touchstone International Fixed Income Fund (Unaudited) (Continued)

Forward Foreign Currency Exchange Contracts

						Unrealized
		Contract to				Appreciation/
Counterparty	Expiration Date	Receive		Deliver		(Depreciation)
UBS AG	01/16/2015	CLP	419,128,000	AUD	800,000	$36,936
UBS AG	01/16/2015	EUR	500,000	JPY	68,642,200	31,983
UBS AG	01/16/2015	EUR	6,325,500	USD	8,015,361	(359,839)
UBS AG	01/16/2015	JPY	65,000,000	NZD	773,971	(59,928)
UBS AG	01/16/2015	JPY	1,678,481,728	USD	15,386,318	(1,371,327)
UBS AG	01/16/2015	NOK	4,842,675	GBP	450,000	(51,835)
UBS AG	01/16/2015	NOK	4,562,250	USD	700,000	(88,161)
UBS AG	01/16/2015	USD	1,579,554	AUD	1,823,500	92,636
UBS AG	01/16/2015	USD	712,500	CLP	419,128,000	23,228
UBS AG	01/16/2015	USD	700,000	CSK	14,976,500	45,638
UBS AG	01/16/2015	USD	516,295	DKK	3,057,003	19,497
UBS AG	01/16/2015	USD	9,522,290	EUR	7,573,000	356,964
UBS AG	01/16/2015	USD	799,583	HKD	6,202,500	(246)
UBS AG	01/16/2015	USD	7,200,000	JPY	794,526,550	565,860
UBS AG	01/16/2015	USD	724,228	MXN	9,784,500	61,705
UBS AG	01/16/2015	USD	2,511,815	NZD	3,258,500	(25,472)
UBS AG	01/16/2015	USD	1,000,000	ZAR	11,482,500	9,985
UBS AG	01/16/2015	ZAR	7,552,500	USD	671,567	(20,394)
UBS AG	02/03/2015	BRL	1,805,650	USD	700,000	(27,060)
UBS AG	02/03/2015	USD	2,111,943	BRL	5,328,950	125,920
						$(633,910)

See accompanying Notes to Portfolios of Investments.

14

Portfolio of Investments
Touchstone Merger Arbitrage Fund – December 31, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 87.2%

Financials — 22.2%
American Realty Capital Healthcare
Trust, Inc. REIT†	1,317,804	$15,681,868
Glimcher Realty Trust REIT	538,165	7,394,387
Hudson City Bancorp, Inc.†	1,365,741	13,821,299
MicroFinancial, Inc.	265,498	2,709,407
National Interstate Corp.†	225,332	6,714,894
Platinum Underwriters Holdings Ltd.†	99,850	7,330,987
Protective Life Corp.†	199,565	13,899,702
Susquehanna Bancshares, Inc.	513,681	6,898,736
SWS Group, Inc.*	296,727	2,050,384
		76,501,664

Health Care — 15.7%
Allergan, Inc.†	33,320	7,083,499
Auxilium Pharmaceuticals, Inc.*	19,073	655,825
Avanir Pharmaceuticals, Inc.*	412,848	6,997,774
CareFusion Corp.*	213,000	12,639,420
Covidien PLC (Ireland)†	126,510	12,939,443
Cubist Pharmaceuticals, Inc.*	65,600	6,602,640
Volcano Corp.*	402,290	7,192,945
		54,111,546

Information Technology — 15.5%
Actuate Corp.*	14,332	94,591
Covisint Corp.*	86,677	229,695
International Rectifier Corp.*	237,300	9,468,270
Riverbed Technology, Inc.*	187,110	3,818,915
Sapient Corp.*	335,000	8,334,800
Tokyo Electron Ltd. ADR	716,378	13,668,492
TriQuint Semiconductor, Inc.*	642,318	17,695,861
		53,310,624

Consumer Discretionary — 12.9%
Brookfield Residential Properties, Inc.
(Canada)*	51,795	1,246,188
DIRECTV*†	121,905	10,569,164
Family Dollar Stores, Inc.	77,250	6,118,972
Liberty Interactive Corp. - Class A*†	117,385	3,453,467
Media General, Inc.*	56,973	953,158
Time Warner Cable, Inc.†	81,150	12,339,669
TRW Automotive Holdings Corp.*	93,930	9,660,700
		44,341,318

Materials — 8.5%
Ainsworth Lumber Co. Ltd. (Canada)*	3,500,000	9,975,000
Rockwood Holdings, Inc.†	142,150	11,201,420
Sigma-Aldrich Corp.†	60,000	8,236,200
		29,412,620

Utilities — 5.9%
Integrys Energy Group, Inc.	97,110	7,560,014
Pepco Holdings, Inc.†	477,255	12,852,477
		20,412,491

Consumer Staples — 3.9%
Chiquita Brands International, Inc.*	533,195	7,710,000
Safeway, Inc.†	164,005	5,759,856
		13,469,856

Energy — 2.6%
Dresser-Rand Group, Inc.*†	108,670	8,889,206
Total Common Stocks		$300,449,325

Preferred Stock — 1.9%
Financials — 1.9%
GMAC Capital Trust I, 8.13%(A)	249,600	6,584,447

Principal
Amount

	Corporate Bonds — 4.1%

	Energy — 1.6%
$5,450,000	Kodiak Oil & Gas Corp.,
	8.125%, 12/1/19	5,545,375

	Consumer Staples — 1.4%
4,650,000	US Foods, Inc., 8.500%, 6/30/19	4,928,999

	Financials — 1.1%
3,845,000	PNC Preferred Funding Trust II, 144a,
	1.463%, 3/29/49(A)	3,614,299
	Total Corporate Bonds	$14,088,673

Shares

Exchange Traded Fund — 0.6%
SPDR Barclays Short Term High Yield
Bond ETF†	76,105	2,200,196

Number
of
Contracts

Purchased Call Option — 0.0%
Ne1, Strike @ 40.00
Exp 01/15	971	—

	Shares

Investment Fund — 20.5%
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	70,661,765	70,661,765

Total Long Positions
(Cost $374,022,785)		$393,984,406

15

Touchstone Merger Arbitrage Fund (Unaudited) (Continued)

		Market
	Shares	Value

Securities Sold Short —(33.8%)

Common Stocks — (33.8%)

Financials — (11.6%)
BB&T Corp.	(129,966)	$(5,054,378)
Hilltop Holdings, Inc.*	(74,106)	(1,478,415)
M&T Bank Corp.	(114,636)	(14,400,574)
Renaissancere Holdings Ltd. (Bermuda)	(29,557)	(2,873,532)
Ventas, Inc., REIT	(200,043)	(14,343,083)
Washington Prime Group, Inc., REIT	(107,047)	(1,843,349)
		(39,993,331)

Information Technology — (9.4%)
Applied Materials, Inc.	(581,981)	(14,502,967)
RF Micro Devices, Inc.*	(1,075,919)	(17,849,496)
		(32,352,463)

Health Care — (4.2%)
Actavis PLC (Ireland)*	(12,273)	(3,159,193)
Becton Dickinson and Co.	(16,551)	(2,303,237)
Endo International PLC (Ireland)*	(4,653)	(335,574)
Medtronic, Inc.	(120,946)	(8,732,301)
		(14,530,305)

Consumer Discretionary — (4.2%)
Comcast Corp. - Class A	(233,309)	(13,534,255)
Media General, Inc.*	(56,973)	(953,158)
		(14,487,413)

Utilities — (1.7%)
Wisconsin Energy Corp.	(109,511)	(5,775,610)

Telecommunication Services — (1.5%)
AT&T, Inc.	(158,477)	(5,323,242)

Materials — (1.2%)
Albemarle Corp.	(68,277)	(4,105,497)
Total Common Stocks		$(116,567,861)

Total Securities Sold Short
(Proceeds $96,716,128)		$(116,567,861)

	Number
	of
	Contracts

Written Options — (0.0%)

Written Call Options — (0.0%)
Ne1, Strike @ 45.00
Exp 01/15	(971)	(3,884)

Written Put Options — (0.0%)
National Oilwell Varco, Inc.
Strike @ 60.00
Exp 01/15	(585)	(14,625)

Market
Value

Total Written Options
(Proceeds $392,649)	$(18,509)

Total —80.5%	$277,398,036

Cash Collateral for Securities
Sold Short and Written Options — 20.9%	72,047,112

Liabilities in Excess of Other Assets — (1.4%)	(4,851,827)

Net Assets — 100.0%	$344,593,321

(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2014.

*	Non-income producing security.

^	Affiliated Fund.

†	All or a portion of these securities are held as collateral for securities sold short and written options. The total value of the securities held as collateral as of December 31, 2014 was $146,997,347.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2014.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange Traded Funds

PLC - Public Limited Company

REIT - Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, these securities were valued at $3,614,299 or 1.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

16

Touchstone Merger Arbitrage Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$300,449,325	$—	$—	$300,449,325
Preferred Stock	6,584,447	—	—	6,584,447
Corporate Bonds	—	14,088,673	—	14,088,673
Exchanged Traded
Fund	2,200,196	—	—	2,200,196
Investment Fund	70,661,765	—	—	70,661,765
Purchased Options
Equity Contracts	—	—	—	—
				$393,984,406

Liabilities:
Securities Sold Short
Common Stocks	$(116,567,861)	$—	$—	$(116,567,861)

Other Financial Instruments**
Liabilities:
Written Options
Equity
Contracts	$(18,509)	$—	$—	$(18,509)

** Other Financial Instruments are derivative instruments not reflected in total investments.

Transactions in written options for the period ended December 31, 2014.

	Number of
	Contracts	Proceeds
Beginning of Period, September 30, 2014	2,527	$597,434
Put Options Closed	(971)	(204,785)
December 31, 2014	1,556	$392,649

See accompanying Notes to Portfolios of Investments.

17

Portfolio of Investments

Touchstone Mid Cap Fund – December 31, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 96.1%

Consumer Discretionary — 32.9%
Cabela's, Inc.*†	200,552	$10,571,097
CarMax, Inc.*	341,589	22,742,996
Deckers Outdoor Corp.*	150,460	13,697,878
Dollar Tree, Inc.*	436,430	30,715,943
H&R Block, Inc.	455,000	15,324,400
Hasbro, Inc.†	219,053	12,045,724
PulteGroup, Inc.	934,080	20,045,357
Tempur Sealy International, Inc.*	306,270	16,817,286
Whirlpool Corp.	99,221	19,223,076
		161,183,757

Information Technology — 14.3%
Amphenol Corp. - Class A	387,392	20,845,564
NetApp, Inc.	345,840	14,335,068
Paychex, Inc.	385,758	17,810,447
Symantec Corp.	669,230	17,169,096
		70,160,175

Consumer Staples — 11.9%
Brown-Forman Corp. - Class B	161,127	14,153,396
Energizer Holdings, Inc.	165,997	21,340,574
Lorillard, Inc.	237,888	14,972,671
Pricesmart, Inc.	84,623	7,719,310
		58,185,951

Industrials — 11.0%
Alliant Techsystems, Inc.	79,370	9,226,762
Cintas Corp.	364,205	28,568,240
Old Dominion Freight Line, Inc.*	209,385	16,256,651
		54,051,653

Financials — 10.7%
Alleghany Corp.*	43,983	20,386,120
M&T Bank Corp.†	157,071	19,731,259
MBIA, Inc.*	1,273,269	12,146,986
		52,264,365

Materials — 10.0%
Albemarle Corp.†	241,372	14,513,698
NewMarket Corp.	56,840	22,936,645
Vulcan Materials Co.	172,275	11,323,636
		48,773,979

Health Care — 3.4%
Tenet Healthcare Corp.*	328,873	16,663,996

Energy — 1.9%
Atwood Oceanics, Inc.*	327,671	9,296,026
Total Common Stocks		$470,579,902

Investment Funds — 6.3%
Invesco Government & Agency
Portfolio, Institutional Class,
0.01%**∞Ω	21,927,303	21,927,303
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	8,769,165	8,769,165
Total Investment Funds		$30,696,468

Total Investment Securities —102.4%
(Cost $420,306,440)		$501,276,370

Liabilities in Excess of Other Assets — (2.4%)		(11,785,818)

Net Assets — 100.0%		$489,490,552

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2014 was $21,263,427.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2014.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$470,579,902	$—	$—	$470,579,902
Investment Funds	30,696,468	—	—	30,696,468
				$501,276,370

See accompanying Notes to Portfolios of Investments.

18

Portfolio of Investments

Touchstone Mid Cap Value Fund – December 31, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.7%

Financials — 24.6%
Alexandria Real Estate Equities, Inc., REIT	69,819	$6,195,738
Allstate Corp. (The)	52,776	3,707,513
American Campus Communities, Inc.,
REIT	143,043	5,916,258
Ameriprise Financial, Inc.	36,319	4,803,188
Brixmor Property Group, Inc., REIT	214,594	5,330,515
Endurance Specialty Holdings Ltd.
(Bermuda)	61,371	3,672,441
Fifth Third Bancorp	291,659	5,942,552
Hancock Holding Co.	114,440	3,513,307
Hanover Insurance Group, Inc. (The)	72,695	5,184,607
Hartford Financial Services Group, Inc.	147,971	6,168,911
Host Hotels & Resorts, Inc., REIT	232,928	5,536,699
Investors Bancorp, Inc.	427,280	4,796,218
Reinsurance Group of America, Inc.	42,743	3,745,142
SunTrust Banks, Inc.	127,876	5,358,004
TCF Financial Corp.	287,347	4,565,944
Unum Group	157,652	5,498,902
Willis Group Holdings PLC (Ireland)	80,499	3,607,160
Zions Bancorporation	188,015	5,360,308
		88,903,407

Information Technology — 13.1%
Cadence Design Systems, Inc.*†	320,379	6,077,590
Citrix Systems, Inc.*	86,042	5,489,480
Diebold, Inc.	122,595	4,246,691
Fidelity National Information Services,
Inc.	101,297	6,300,673
IAC/InterActiveCorp.	71,844	4,367,397
Juniper Networks, Inc.	158,561	3,539,082
Microchip Technology, Inc.†	122,742	5,536,892
Solera Holdings, Inc.	106,607	5,456,146
Synopsys, Inc.*	148,382	6,450,166
		47,464,117

Industrials — 11.6%
Cintas Corp.	57,645	4,521,674
Clean Harbors, Inc.*†	83,031	3,989,640
Dover Corp.	63,953	4,586,709
Fluor Corp.	60,637	3,676,421
KAR Auction Services, Inc.	155,217	5,378,269
Parker Hannifin Corp.	33,473	4,316,343
Pentair PLC (Ireland)	27,177	1,805,096
Regal-Beloit Corp.	61,548	4,628,410
Stanley Black & Decker, Inc.	61,753	5,933,228
Xylem, Inc.	84,229	3,206,598
		42,042,388

Consumer Discretionary — 10.3%
American Eagle Outfitters, Inc.†	278,194	3,861,333
Bed Bath & Beyond, Inc.*	59,305	4,517,262
Cabela's, Inc.*†	105,415	5,556,425
Dollar General Corp.*	52,570	3,716,699
Harley-Davidson, Inc.	52,629	3,468,777
Hasbro, Inc.	73,692	4,052,323
Interpublic Group of Cos, Inc. (The)	166,130	3,450,520
PetSmart, Inc.	41,188	3,348,378
Sally Beauty Holdings, Inc.*	172,672	5,307,937
		37,279,654

Consumer Staples — 9.2%
Coca-Cola Enterprises, Inc.	97,895	4,328,917
Darling International, Inc.*	267,956	4,866,081
Ingredion, Inc.	34,587	2,934,361
JM Smucker Co. (The)	59,904	6,049,106
Kroger Co. (The)	94,022	6,037,153
Molson Coors Brewing Co. - Class B	69,028	5,143,967
Sysco Corp.	94,139	3,736,377
		33,095,962

Utilities — 9.0%
AGL Resources, Inc.	92,848	5,061,144
Edison International	73,135	4,788,880
Great Plains Energy, Inc.	197,872	5,621,544
Portland General Electric Co.	158,708	6,003,924
SCANA Corp.	81,232	4,906,413
Xcel Energy, Inc.	170,648	6,129,676
		32,511,581

Health Care — 9.0%
AmerisourceBergen Corp.	35,820	3,229,531
CareFusion Corp.*	81,906	4,860,302
Charles River Laboratories International,
Inc.*	75,013	4,773,827
Cooper Cos, Inc. (The)	34,675	5,620,471
DENTSPLY International, Inc.	47,789	2,545,720
Patterson Cos., Inc.	128,345	6,173,394
Quest Diagnostics, Inc.	77,623	5,205,398
		32,408,643

Materials — 7.5%
Air Products & Chemicals, Inc.	31,096	4,484,976
Albemarle Corp.†	85,045	5,113,756
Allegheny Technologies, Inc.	168,506	5,858,954
Bemis Co., Inc.	80,763	3,651,295
FMC Corp.	78,738	4,490,428
Silgan Holdings, Inc.	68,441	3,668,438
		27,267,847

Energy — 4.4%
EQT Corp.	54,771	4,146,165
Newfield Exploration Co.*	83,783	2,272,195
Oasis Petroleum, Inc.*	92,996	1,538,154
Pioneer Natural Resources Co.	25,992	3,868,909
Range Resources Corp.	19,714	1,053,713
Spectra Energy Corp.	85,896	3,118,025
		15,997,161
Total Common Stocks		$356,970,760

19

Touchstone Mid Cap Value Fund (Unaudited) (Continued)

		Market
	Shares	Value

Exchange Traded Fund — 0.4%
iShares Russell Midcap Value Index
Fund†	19,237	$1,419,113

Investment Funds — 6.4%
Invesco Government & Agency
Portfolio, Institutional Class,
0.01%**∞Ω	20,166,764	20,166,764
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	2,830,934	2,830,934
Total Investment Funds		$22,997,698

Total Investment Securities —105.5%
(Cost $331,550,656)		381,387,571

Liabilities in Excess of Other Assets — (5.5%)		(19,817,603)

Net Assets — 100.0%		$361,569,968

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2014 was $19,633,291.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2014.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$356,970,760	$—	$—	$356,970,760
Exchanged Traded Fund	1,419,113	—	—	1,419,113
Investment Funds	22,997,698	—	—	22,997,698
				$381,387,571

See accompanying Notes to Portfolios of Investments.

20

Portfolio of Investments

Touchstone Premium Yield Equity Fund – December 31, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.8%

Financials — 26.8%
Ares Capital Corp.	111,206	$1,735,370
Bank of Montreal (Canada)	51,896	3,670,604
CME Group, Inc. IL	63,017	5,586,457
Digital Realty Trust, Inc., REIT	74,961	4,969,914
HCP, Inc., REIT	116,148	5,113,996
Hospitality Properties Trust, REIT	132,211	4,098,541
Host Hotels & Resorts, Inc., REIT	176,694	4,200,016
Lamar Advertising Co., REIT	119,855	6,429,022
Omega Healthcare Investors, Inc., REIT	51,484	2,011,480
People's United Financial, Inc.	176,282	2,675,961
Senior Housing Properties Trust, REIT	74,961	1,657,388
Ventas, Inc., REIT	58,486	4,193,446
Weyerhaeuser Co., REIT	167,446	6,009,637
		52,351,832

Energy — 16.6%
Ensco PLC- Class A (United Kingdom)	47,777	1,430,921
Golar Lng Ltd. (Bermuda)	42,011	1,532,141
Kinder Morgan, Inc. Delaware	284,938	12,055,719
Pembina Pipeline Corp. (Canada)	57,662	2,099,473
Spectra Energy Corp.	218,360	7,926,468
Williams Cos., Inc. (The)	164,693	7,401,303
		32,446,025

Health Care — 16.3%
AbbVie, Inc.	72,078	4,716,784
Baxter International, Inc.	48,189	3,531,772
GlaxoSmithKline PLC, ADR	88,553	3,784,755
Johnson & Johnson	57,662	6,029,715
Merck & Co., Inc.	112,030	6,362,184
Novartis AG, ADR	42,835	3,969,091
Pfizer, Inc.	110,382	3,438,399
		31,832,700

Information Technology — 13.5%
Cisco Systems, Inc.	154,864	4,307,542
Intel Corp.	78,497	2,848,656
Maxim Integrated Products, Inc.	94,319	3,005,947
Microchip Technology, Inc.	94,731	4,273,315
Microsoft Corp.	118,208	5,490,762
Seagate Technology PLC (Ireland)	67,959	4,519,274
STMicroelectronics N.V.	255,682	1,909,945
		26,355,441

Utilities — 10.2%
American Water Works Co., Inc.	145,803	7,771,300
NiSource, Inc.	124,159	5,266,825
ONEOK, Inc.	139,024	6,922,005
		19,960,130

Industrials — 6.2%
Covanta Holding Corp.	86,905	1,912,779
Eaton Corp. PLC (Ireland)	50,249	3,414,922
General Electric Co.	266,070	6,723,589
		12,051,290

Telecommunication Services — 5.3%
AT&T, Inc.	97,614	3,278,854
BCE, Inc. (Canada)	35,421	1,624,407
Verizon Communications, Inc.	46,542	2,177,235
Vodafone Group PLC (Great Britain),
ADR	96,790	3,307,314
		10,387,810

Materials — 2.9%
LyondellBasell Industries N.V. - Class A
(Netherlands)	72,741	5,774,909
Total Common Stocks		$191,160,137

Investment Fund — 1.7%
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	3,393,732	3,393,732

Total Investment Securities —99.5%
(Cost $164,785,892)		$194,553,869

Other Assets in Excess of Liabilities — 0.5%		960,139

Net Assets — 100.0%		$195,514,008

^	Affiliated Fund.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2014.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

21

Touchstone Premium Yield Equity Fund (Unaudited) (Continued)

OtherInformation:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$191,160,137	$—	$—	$191,160,137
Investment Fund	3,393,732	—	—	3,393,732
				$194,553,869

See accompanying Notes to Portfolios of Investments.

22

Portfolio of Investments

Touchstone Sands Capital Select Growth Fund – December 31, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.8%

Information Technology — 42.9%
Adobe Systems, Inc.*	1,855,000	$134,858,500
Alibaba Group Holding Ltd. ADR*	2,656,000	276,064,640
ARM Holdings PLC ADR	3,925,000	181,727,500
ASML Holding NV†	1,565,000	168,753,950
Baidu, Inc. ADR*	1,166,000	265,813,020
Facebook, Inc. - Class A*	3,155,000	246,153,100
Google, Inc. - Class C*	214,000	112,649,600
Google, Inc. - Class A*	308,000	163,443,280
LinkedIn Corp. - Class A*	1,086,000	249,465,060
Salesforce.com, Inc.*	3,989,580	236,621,990
Splunk, Inc.*	2,442,000	143,955,900
Visa, Inc. - Class A	2,102,000	551,144,400
		2,730,650,940

Health Care — 20.0%
Alexion Pharmaceuticals, Inc.*	1,075,000	198,907,250
athenahealth, Inc.*†	959,000	139,726,300
Biogen Idec, Inc.*	759,000	257,642,550
BioMarin Pharmaceutical, Inc.*	1,772,000	160,188,800
Cerner Corp.*	2,851,000	184,345,660
Regeneron Pharmaceuticals, Inc.*	804,000	329,841,000
		1,270,651,560

Consumer Discretionary — 17.0%
Chipotle Mexican Grill, Inc.*	405,000	277,226,550
Las Vegas Sands Corp.	2,969,000	172,677,040
NIKE, Inc. - Class B	2,165,000	208,164,750
Priceline Group, Inc. (The)*	222,000	253,126,620
Twenty-First Century Fox, Inc., Class A	4,444,000	170,671,820
		1,081,866,780

Energy — 9.3%
FMC Technologies, Inc.*	2,784,000	130,402,560
National Oilwell Varco, Inc.	2,164,000	141,806,920
Schlumberger Ltd. (Curacao)	2,377,000	203,019,570
Southwestern Energy Co.*	4,410,000	120,348,900
		595,577,950

Materials — 3.6%
Monsanto Co.	1,908,000	227,948,760

Financials — 3.5%
Charles Schwab Corp. (The)	5,904,000	178,241,760
LendingClub Corp.*†	1,751,000	44,300,300
		222,542,060

Consumer Staples — 2.5%
Whole Foods Market, Inc.	3,197,000	161,192,740
Total Common Stocks		$6,290,430,790

Investment Funds — 5.1%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%**∞Ω	195,675,307	195,675,307
Touchstone Institutional Money Market Fund, 0.01%^∞Ω	125,170,660	125,170,660
Total Investment Funds		$320,845,967

Total Investment Securities —103.9%
(Cost $4,296,895,538)		$6,611,276,757

Liabilities in Excess of Other Assets — (3.9%)		(246,850,438)

Net Assets — 100.0%		$6,364,426,319

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2014 was $188,660,701.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2014.

Portfolio Abbreviation:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$6,290,430,790	$—	$—	$6,290,430,790
Investment Funds	320,845,967	—	—	320,845,967
				$6,611,276,757

See accompanying Notes to Portfolios of Investments.

23

Portfolio of Investments

Touchstone Small Cap Core Fund – December 31, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.6%

Industrials — 24.8%
Alliant Techsystems, Inc.	310,060	$36,044,475
Exelis, Inc.	1,382,900	24,242,237
Kaman Corp.	273,938	10,982,174
Matson, Inc.	548,745	18,942,677
MRC Global, Inc.*	649,490	9,839,774
Old Dominion Freight Line, Inc.*	758,454	58,886,369
Orbital Sciences Corp.*	570,280	15,334,829
Ritchie Bros Auctioneers, Inc. (Canada)†	387,185	10,411,405
		184,683,940

Consumer Discretionary — 23.2%
American Eagle Outfitters, Inc.†	657,619	9,127,752
Cabela's, Inc.*†	564,966	29,779,358
Dana Holding Corp.	1,025,790	22,300,675
Deckers Outdoor Corp.*	317,650	28,918,855
Service Corp. International	1,830,170	41,544,859
Sturm Ruger & Co., Inc.†	341,182	11,815,133
Tempur Sealy International, Inc.*	534,780	29,364,770
		172,851,402

Financials — 21.9%
Alexander & Baldwin, Inc.	521,278	20,465,374
Corrections Corp. of America REIT	862,170	31,331,258
Eaton Vance Corp.	416,389	17,042,802
First Industrial Realty Trust, Inc. REIT	1,388,061	28,538,534
MBIA, Inc.*	1,635,334	15,601,086
Montpelier Re Holdings Ltd. (Bermuda)	534,352	19,140,489
Tejon Ranch Co.*	374,121	11,021,605
White Mountains Insurance Group Ltd.
(Bermuda)	30,929	19,488,672
		162,629,820

Materials — 14.7%
Albemarle Corp.†	464,336	27,920,524
NewMarket Corp.	117,343	47,351,421
Olin Corp.	1,089,630	24,810,875
Tredegar Corp.	403,300	9,070,216
		109,153,036

Health Care — 4.7%

Tenet Healthcare Corp.*	695,157	35,223,605

Consumer Staples — 4.2%

Pricesmart, Inc.	341,745	31,173,979

Energy — 4.0%
Atwood Oceanics, Inc.*†	652,116	18,500,531
World Fuel Services Corp.	244,814	11,489,121
		29,989,652

Information Technology — 2.1%

Advent Software, Inc.	504,935	15,471,208
Total Common Stocks		$741,176,642

Warrants — 0.0%

Financials — 0.0%
Tejon Ranch Co., Expiration 08/31/16*	63,145	110,504

Investment Funds — 11.4%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%**∞Ω	78,738,397	78,738,397
Touchstone Institutional Money Market Fund, 0.01%^∞Ω	6,352,292	6,352,292
Total Investment Funds		$85,090,689

Total Investment Securities —111.0%
(Cost $648,492,233)		$826,377,835

Liabilities in Excess of Other Assets — (11.0%)		(82,061,387)

Net Assets — 100.0%		$744,316,448

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2014 was $76,422,643.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2014.

Portfolio Abbreviations:

LLC- Limited Liability Company

REIT - Real Estate Investment Trust

24

Touchstone Small Cap Core Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$741,176,642	$—	$—	$741,176,642
Warrants	110,504	—	—	110,504
Investment Funds	85,090,689	—	—	85,090,689
				$826,377,835

See accompanying Notes to Portfolios of Investments.

25

Portfolio of Investments

Touchstone Small Cap Value Fund – December 31, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 95.2%

Financials — 33.9%
Astoria Financial Corp.	71,330	$952,969
Brookline Bancorp, Inc.	127,221	1,276,027
Capitol Federal Financial, Inc.	83,387	1,065,686
Chemical Financial Corp.	39,866	1,221,494
Columbia Banking System, Inc.	44,022	1,215,447
CVB Financial Corp.	39,376	630,804
First Financial Bancorp	70,259	1,306,115
First Merchants Corp.	21,108	480,206
First Midwest Bancorp, Inc.	18,707	320,077
FNB Corp.	144,578	1,925,779
Hancock Holding Co.	47,098	1,445,909
Iberiabank Corp.	16,047	1,040,648
Infinity Property & Casualty Corp.	15,704	1,213,291
MB Financial, Inc.	27,231	894,811
National Bank Holdings Corp. - Class A	98,691	1,915,592
National Penn Bancshares, Inc.	112,450	1,183,536
New Residential Investment Corp. REIT	89,412	1,141,791
Northfield Bancorp, Inc.	28,548	422,510
Northwest Bancshares, Inc.	72,869	913,049
Old National Bancorp.	79,754	1,186,740
ProAssurance Corp.	28,409	1,282,666
Provident Financial Services, Inc.	11,432	206,462
Susquehanna Bancshares, Inc.	16,863	226,470
Trustmark Corp.	30,603	750,998
Westamerica Bancorporation†	30,678	1,503,836
		25,722,913

Industrials — 23.4%
ABM Industries, Inc.	39,431	1,129,698
Acacia Research Corp.†	82,544	1,398,295
Astec Industries, Inc.	29,394	1,155,478
Briggs & Stratton Corp.	63,783	1,302,449
CLARCOR, Inc.	21,685	1,445,088
Crane Co.	8,641	507,227
Forward Air Corp.	7,113	358,282
Granite Construction, Inc.	56,458	2,146,533
Harsco Corp.	67,784	1,280,440
Herman Miller, Inc.	46,729	1,375,234
Knoll, Inc.	35,482	751,154
McGrath RentCorp	21,578	773,787
Regal-Beloit Corp.	23,621	1,776,299
Resources Connection, Inc.	67,255	1,106,345
Simpson Manufacturing Co., Inc.	12,326	426,480
Watsco, Inc.	7,551	807,957
		17,740,746

Consumer Discretionary — 10.1%
Abercrombie & Fitch Co. - Class A	30,767	881,167
American Eagle Outfitters, Inc.†	59,940	831,967
Chico's FAS, Inc.	104,269	1,690,200
Ethan Allen Interiors, Inc.	21,829	676,044
MDC Holdings, Inc.†	7,632	202,019
Men's Wearhouse, Inc. (The)	10,233	451,787
Meredith Corp.	17,480	949,514
Sotheby's	34,868	1,505,600
Stage Stores, Inc.	24,018	497,173
		7,685,471

Energy — 8.6%
CARBO Ceramics, Inc.†	32,752	1,311,718
Comstock Resources, Inc.†	115,414	785,969
Gulfmark Offshore, Inc. - Class A†	28,570	697,679
PBF Energy, Inc. - Class A	57,853	1,541,204
Tidewater, Inc.†	31,099	1,007,919
Tsakos Energy Navigation Ltd.
(Bermuda)	46,940	327,641
W&T Offshore, Inc.	116,140	852,468
		6,524,598

Information Technology — 6.9%
ADTRAN, Inc.	43,711	952,900
Blackbaud, Inc.	6,576	284,478
Cohu, Inc.	54,481	648,324
Diebold, Inc.	46,872	1,623,646
Micrel, Inc.	117,878	1,710,410
		5,219,758

Consumer Staples — 5.5%
Dean Foods Co.	77,713	1,506,078
Snyder's-Lance, Inc.	39,269	1,199,668
Universal Corp.	32,556	1,431,813
		4,137,559

Materials — 4.4%
Compass Minerals International, Inc.	4,965	431,111
Globe Specialty Metals, Inc.	800	13,783
Greif, Inc. - Class A	24,532	1,158,646
Haynes International, Inc.	16,078	779,782
Kronos Worldwide, Inc.	75,532	983,427
		3,366,749

Health Care — 2.2%
Bio-Techne Corp.	18,078	1,670,407

Utilities — 0.2%
California Water Service Group	7,683	189,079
Total Common Stocks		$72,257,280

Investment Funds — 12.9%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%**∞Ω	6,320,864	6,320,864
Touchstone Institutional Money Market Fund, 0.01%^∞Ω	3,446,672	3,446,672
Total Investment Funds		$9,767,536

26

Touchstone Small Cap Value Fund (Unaudited) (Continued)

Market
Value

Total Investment Securities —108.1%
(Cost $80,478,436)	$82,024,816

Liabilities in Excess of Other Assets — (8.1%)	(6,171,922)

Net Assets — 100.0%	$75,852,894

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2014 was $6,132,559.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2014.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$72,257,280	$—	$—	$72,257,280
Investment Funds	9,767,536	—	—	9,767,536
				$82,024,816

See accompanying Notes to Portfolios of Investments.

27

Portfolio of Investments

Touchstone Total Return Bond Fund – December 31, 2014 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 33.7%

	Financials — 9.6%
$1,885,000	American Express Co.,
	2.650%, 12/2/22	$1,848,772
1,216,000	Delphi Financial Group, Inc.,
	7.875%, 1/31/20	1,459,326
621,260	EJM Airport LLC, 6.271%, 5/15/20	705,335
2,000,000	Fishers Lane Associates LLC, 144a,
	3.666%, 8/5/30	2,017,522
1,350,000	Ford Motor Credit Co. LLC,
	4.375%, 8/6/23	1,443,211
1,604,000	General Electric Capital Corp. MTN,
	5.625%, 5/1/18	1,804,872
1,500,000	Provident Cos., Inc., 7.000%, 7/15/18	1,714,414
1,000,000	Torchmark Corp., 3.800%, 9/15/22	1,031,361
2,000,000	USB Capital IX, 3.500%, 10/29/49(A)	1,610,000
2,000,000	Wachovia Capital Trust III,
	5.570%, 3/29/49(A)	1,931,000
		$15,565,813

	Industrials — 9.5%

44,791	Astro Offshore Corp.,
	6.000%, 12/20/19	47,750
82,892	Burlington Northern and Santa Fe
	Railway Co. 1998-C Pass Through
	Trust, 6.230%, 7/2/18	87,693
115,607	Burlington Northern and Santa Fe
	Railway Co. 2004-1 Pass Through
	Trust, 4.575%, 1/15/21	123,412
434,391	Burlington Northern and Santa Fe
	Railway Co. 2005-3 Pass Through
	Trust, 4.830%, 1/15/23	473,668
857,105	Burlington Northern and Santa Fe
	Railway Co. 2005-4 Pass Through
	Trust, 4.967%, 4/1/23	932,608
354,000	Canal Barge Co., Inc., 4.500%, 11/12/34	395,248
1,503,305	Continental Airlines 2000-2 Class A-1
	Pass Through Trust, 7.707%, 4/2/21	1,686,407
637,926	CSX Transportation, Inc.,
	6.251%, 1/15/23	764,713
1,163,234	Delta Air Lines 2010-2 Class A Pass
	Through Trust, 4.950%, 5/23/19	1,244,661
1,332,505	Federal Express Corp. 1998 Pass
	Through Trust, 6.845%, 1/15/19	1,465,755
345,756	Federal Express Corp. 1999 Pass
	Through Trust, 7.650%, 1/15/22	414,907
176,000	Matson Navigation Co., Inc.,
	5.337%, 9/4/28	198,791
1,027,000	Republic Services, Inc.,
	5.250%, 11/15/21	1,162,856
1,190,607	Southwest Airlines Co. 2007-1 Pass
	Through Trust, 6.150%, 8/1/22	1,366,222
135,930	Sterling Equipment, 6.125%, 9/28/19	151,144
83,696	Union Pacific Railroad Co. 2001 Pass
	Through Trust, 6.630%, 1/27/22	93,572
938,308	Union Pacific Railroad Co. 2003 Pass
	Through Trust, 4.698%, 1/2/24	1,022,509

533,801	Union Pacific Railroad Co. 2006 Pass
	Through Trust, 5.866%, 7/2/30	635,723
1,325,000	United Rentals North America, Inc.,
	5.750%, 11/15/24	1,364,750
1,549,000	Vessel Management Services, Inc.,
	5.125%, 4/16/35	1,796,299
		$15,428,688

	Utilities — 6.7%

1,576,966	Bruce Mansfield Unit, 6.850%, 6/1/34	1,720,064
450,000	California Water Service Co.,
	5.500%, 12/1/40	580,337
800,000	Commonwealth Edison Co.,
	5.900%, 3/15/36	1,043,566
1,780,000	Dominion Resources, Inc.,
	2.557%, 9/30/66(A)	1,673,647
1,700,000	Entergy Louisiana LLC,
	4.440%, 1/15/26	1,895,556
2,000,000	NextEra Energy Capital Holdings, Inc.,
	6.350%, 10/1/66(A)	1,987,500
1,800,000	South Carolina Electric & Gas Co.,
	4.600%, 6/15/43	1,959,660
		$10,860,330

	Energy — 3.3%

1,000,000	Apache Corp., 3.250%, 4/15/22	982,526
1,253,000	Chesapeake Energy Corp.,
	6.625%, 8/15/20	1,331,312
1,551,000	Petrobras International Finance Co. -
	Pifco, 3.500%, 2/6/17	1,481,065
1,500,000	Petroleos Mexicanos (Mexico),
	4.875%, 1/24/22	1,571,115
		$5,366,018

	Consumer Staples — 1.9%

1,225,308	American Airlines 2011-1 Class B Pass
	Through Trust, 144a,
	7.000%, 1/31/18	1,311,080
1,458,981	CVS Pass-Through Trust,
	6.036%, 12/10/28	1,701,325
		$3,012,405

	Telecommunication Services — 1.1%

1,500,000	Verizon Communications, Inc.,
	6.000%, 4/1/41	1,767,946

	Health Care — 0.9%
1,400,000	HCA, Inc., 4.250%, 10/15/19	1,421,000

	Transportation — 0.7%
1,056,000	Totem Ocean Trailer Express, Inc.,
	6.365%, 4/15/28	1,218,255
	Total Corporate Bonds	$54,640,455

28

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 21.5%
$1,292,561	321 Henderson Receivables I LLC, Ser
	2012-1A, Class A, 144a,
	4.210%, 2/16/65	$1,393,458
1,246,688	321 Henderson Receivables I LLC, Ser
	2012-2A, Class A, 144a,
	3.840%, 10/15/59	1,308,007
575,000	FPL Recovery Funding LLC, Ser
	2007-A, Class A4, 5.256%, 8/1/21	631,233
1,325,000	JCP&L Transition Funding LLC, Ser
	2006-A, Class A4, 5.610%, 6/5/23	1,530,159
55,213	Small Business Administration
	Participation Certificates, Ser
	2001-20A, Class 1, 6.290%, 1/1/21	59,318
283,117	Small Business Administration
	Participation Certificates, Ser
	2002-20H, Class 1, 5.310%, 8/1/22	304,080
268,362	Small Business Administration
	Participation Certificates, Ser
	2003-20B, Class 1, 4.840%, 2/1/23	287,528
78,659	Small Business Administration
	Participation Certificates, Ser
	2003-20D, Class 1, 4.760%, 4/1/23	84,525
55,204	Small Business Administration
	Participation Certificates, Ser
	2004-20D, Class 1, 4.770%, 4/1/24	58,569
496,999	Small Business Administration
	Participation Certificates, Ser
	2004-20K, Class 1, 4.880%, 11/1/24	535,489
27,691	Small Business Administration
	Participation Certificates, Ser
	2005-10E, Class 1, 4.540%, 9/1/15	28,007
327,828	Small Business Administration
	Participation Certificates, Ser
	2005-20B, Class 1, 4.625%, 2/1/25	347,926
301,876	Small Business Administration
	Participation Certificates, Ser
	2005-20H, Class 1, 5.110%, 8/1/25	326,834
1,572,724	Small Business Administration
	Participation Certificates, Ser
	2006-20B, Class 1, 5.350%, 2/1/26	1,700,895
525,591	Small Business Administration
	Participation Certificates, Ser
	2006-20H, Class 1, 5.700%, 8/1/26	583,472
1,179,731	Small Business Administration
	Participation Certificates, Ser
	2006-20K, Class 1, 5.360%, 11/1/26	1,279,693
889,544	Small Business Administration
	Participation Certificates, Ser
	2006-20L, Class 1, 5.120%, 12/1/26	965,396
1,125,857	Small Business Administration
	Participation Certificates, Ser
	2007-20A, Class 1, 5.320%, 1/1/27	1,243,042
1,318,312	Small Business Administration
	Participation Certificates, Ser
	2007-20E, Class 1, 5.310%, 5/1/27	1,449,965
514,294	Small Business Administration
	Participation Certificates, Ser
	2007-20F, Class 1, 5.710%, 6/1/27	577,583
1,216,445	Small Business Administration
	Participation Certificates, Ser
	2007-20L, Class 1, 5.290%, 12/1/27	1,345,194
867,109	Small Business Administration
	Participation Certificates, Ser
	2008-20A, Class 1, 5.170%, 1/1/28	958,820
944,379	Small Business Administration
	Participation Certificates, Ser
	2008-20K, Class 1, 6.770%, 11/1/28	1,083,079
1,329,896	Small Business Administration
	Participation Certificates, Ser
	2009-20B, Class 1, 4.760%, 2/1/29	1,463,365
1,258,687	Small Business Administration
	Participation Certificates, Ser
	2009-20C, Class 1, 4.660%, 3/1/29	1,381,505
279,418	Small Business Administration
	Participation Certificates, Ser
	2009-20D, Class 1, 4.310%, 4/1/29	303,527
1,336,518	Small Business Administration
	Participation Certificates, Ser
	2009-20E, Class 1, 4.430%, 5/1/29	1,453,889
901,014	Small Business Administration
	Participation Certificates, Ser
	2009-20F, Class 1, 4.950%, 6/1/29	1,006,542
1,370,628	Small Business Administration
	Participation Certificates, Ser
	2009-20J, Class 1, 3.920%, 10/1/29	1,449,454
1,254,216	Small Business Administration
	Participation Certificates, Ser
	2010-20F, Class 1, 3.880%, 6/1/30	1,339,817
2,071,719	Small Business Administration
	Participation Certificates, Ser
	2010-20I, Class 1, 3.210%, 9/1/30	2,141,227
1,473,184	Small Business Administration
	Participation Certificates, Ser
	2012-10C, Class 1, 1.240%, 5/1/22	1,441,378
1,608,728	Small Business Administration
	Participation Certificates, Ser
	2013-20G, Class 1, 3.150%, 7/1/33	1,654,955
3,100,000	Small Business Administration
	Participation Certificates, Ser
	2014-20H, Class 1, 2.880%, 8/1/34	3,146,254
	Total Asset-Backed Securities	$34,864,185

	U.S. Government Mortgage-Backed
	Obligations — 14.5%
339,237	FHLMC, Pool #A89148,
	4.000%, 10/1/39	362,047
223,645	FNMA, Pool #465711, 4.680%, 8/1/28	257,620
1,612,201	FNMA, Pool #469616, 3.500%, 11/1/21	1,713,075
1,700,000	FNMA, Pool #469667, 3.540%, 12/1/21	1,821,798
115,554	FNMA, Pool #874210, 5.260%, 1/1/25	134,801
196,812	FNMA, Pool #888829, 5.832%, 6/1/37	235,940
169,433	FNMA, Pool #958736, 4.940%, 5/1/19	188,528

29

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed
	Obligations — 14.5% (Continued)
$269,770	FNMA, Pool #AB1152, 4.000%, 6/1/25	$288,282
352,904	FNMA, Pool #AD0101, 4.880%, 7/1/19	393,719
420,366	FNMA, Pool #AD0166, 4.864%, 8/1/19	468,928
1,070,128	FNMA, Pool #AD0342, 4.670%, 10/1/19	1,185,507
445,594	FNMA, Pool #AD0786, 4.501%, 1/1/20	494,062
518,554	FNMA, Pool #AD0910, 4.603%, 4/1/20	573,205
84,145	FNMA, Pool #AD1608, 4.000%, 2/1/25	89,655
540,758	FNMA, Pool #AE0209, 4.331%, 6/1/20	594,927
1,393,179	FNMA, Pool #AE0446, 4.085%, 9/1/20	1,520,799
753,291	FNMA, Pool #AE2771, 3.500%, 8/1/26	799,670
496,679	FNMA, Pool #AE8886, 3.500%, 12/1/25	525,482
313,500	FNMA, Pool #AH1519, 3.500%, 12/1/25	331,758
355,899	FNMA, Pool #AH8854, 4.500%, 4/1/41	386,796
564,835	FNMA, Pool #AI1856, 4.500%, 5/1/41	619,721
381,320	FNMA, Pool #AL0247, 4.000%, 4/1/41	411,275
1,951,353	FNMA, Pool #AM0566, 1.940%, 9/1/19	1,951,085
1,345,841	FNMA, Pool #AT0924, 2.000%, 3/1/28	1,331,601
1,623,492	GNMA, Pool #5276, 3.000%, 1/20/27	1,708,757
1,953,607	GNMA, Pool #710077, 4.700%, 5/20/61	2,094,665
354,185	GNMA, Pool #751408, 4.826%, 6/20/61	389,137
763,078	GNMA, Pool #751409, 4.626%, 7/20/61	819,658
448,046	GNMA, Pool #752631,
	4.500%, 10/20/40	496,702
713,577	GNMA, Pool #756686, 4.697%, 9/20/61	769,066
537,541	GNMA, Pool #757327, 4.295%, 7/20/61	574,569
	Total U.S. Government
	Mortgage-Backed Obligations	$23,532,835

	Agency Collateralized Mortgage
	Obligations — 6.5%
1,000,000	FREMF Mortgage Trust, Ser 2011-K702,
	Class B, 144a, 4.770%, 4/25/44(A)	1,063,338
1,000,000	FREMF Mortgage Trust, Ser 2012-K19,
	Class B, 144a, 4.036%, 5/25/45(A)	1,036,062
1,035,000	FREMF Mortgage Trust, Ser 2012-K710,
	Class B, 144a, 3.819%, 6/25/47(A)	1,067,153
32,772	GNMA, Ser 2009-86, Class A,
	3.536%, 9/16/35	32,992
214,661	GNMA, Ser 2010-49, Class A,
	2.870%, 3/16/51	216,455
264,292	GNMA, Ser 2011-1, Class B,
	4.344%, 6/16/41(A)	266,032
905,996	GNMA, Ser 2011-147, Class A,
	2.174%, 7/16/38	906,615
578,194	GNMA, Ser 2011-31, Class A,
	2.210%, 12/16/35	580,731
233,164	GNMA, Ser 2011-47, Class A,
	2.070%, 4/16/32	233,356
426,644	GNMA, Ser 2012-22, Class AB,
	1.661%, 3/16/33	429,651
3,090,865	GNMA, Ser 2012-53, Class AC,
	2.381%, 12/16/43	3,037,638
1,674,973	GNMA, Ser 2013-40, Class AC,
	1.584%, 1/16/46	1,635,087
	Total Agency Collateralized
	Mortgage Obligations	$10,505,110

	U.S. Treasury Obligations — 5.4%
1,500,000	U.S. Treasury Note, 1.750%, 5/15/22	1,474,570
1,500,000	U.S. Treasury Note, 2.250%, 11/15/24	1,510,078
1,500,000	U.S. Treasury Note, 2.500%, 8/15/23	1,548,164
3,385,000	U.S. Treasury Strip, Principal,
	0.000%, 5/15/40#	1,680,761
5,650,000	U.S. Treasury Strip, Principal,
	0.000%, 5/15/43#	2,511,950
	Total U.S. Treasury Obligations	$8,725,523

	Commercial Mortgage-Backed Securities — 4.2%
1,675,000	Citigroup Commercial Mortgage Trust,
	Ser 2007-C6, Class A4,
	5.710%, 12/10/49(A)	1,816,345
505,000	Citigroup/Deutsche Bank Commercial
	Mortgage Trust, Ser 2006-CD3,
	Class AJ, 5.688%, 10/15/48	491,521
1,190,750	Commercial Mortgage Trust, Ser
	2005-GG5, Class A5,
	5.224%, 4/10/37(A)	1,203,629
1,286,534	GS Mortgage Securities Corp. II, Ser
	2007-GG10, Class A4,
	5.796%, 8/10/45(A)	1,392,754
200,000	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2005-LDP4, Class AM,
	4.999%, 10/15/42(A)	204,012
32,234	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2006-CB17, Class A3,
	5.450%, 12/12/43	32,179
1,550,000	ML-CFC Commercial Mortgage Trust,
	Ser 2006-3, Class AM,
	5.456%, 7/12/46(A)	1,645,390
	Total Commercial
	Mortgage-Backed Securities	$6,785,830

	Municipal Bonds — 4.0%

	California — 0.7%
1,140,312	CA State HFA Residential Mortgage
	Rev, Ser A, 2.900%, 2/1/42	1,142,832

	Florida — 0.9%
1,418,366	FL State HFC Rev, Homeownership
	Mortgage Special Project,
	2.800%, 7/1/41	1,408,962

	Missouri — 0.8%
1,370,000	MO State Housing Development
	Commission, Special
	Homeownership Loan Program, Ser
	C, 2.650%, 11/1/40	1,341,545

	Texas — 0.8%
1,240,000	TX State Dept of Housing, Ser A,
	2.800%, 3/1/36	1,241,141

30

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Municipal Bonds — 4.0% (Continued)

	Virginia — 0.8%
$1,339,177	VA State Housing Development
	Authority, Pass Thru Ser C,
	2.750%, 4/25/42	$1,333,043
	Total Municipal Bonds	$6,467,523

	U.S. Government Agency Obligations — 1.3%
26,405	Small Business Administration
	Participation Certificates,
	6.150%, 2/1/18	27,442
86,945	Small Business Administration
	Participation Certificates, Ser
	2001-20K, Class 1, 5.340%, 11/1/21	93,395
1,650,000	Tennessee Valley Authority,
	4.650%, 6/15/35	1,985,589
	Total U.S. Government Agency
	Obligations	$2,106,426

	Sovereign Government Obligations — 1.2%
2,439	Ecuador Government AID Bond,
	7.050%, 5/1/15	2,491
1,505,000	Israel Government AID Bond,
	5.500%, 9/18/33	2,021,961
	Total Sovereign Government
	Obligations	$2,024,452

Shares

	Investment Fund — 9.0%
14,700,380	Touchstone Institutional Money
	Market Fund, 0.01%^∞Ω	14,700,380

	Total Investment Securities —101.3%
	(Cost $161,512,356)	$164,352,719

	Liabilities in Excess of Other Assets
	—(1.3%)	(2,108,213)

	Net Assets — 100.0%	$162,244,506

#	Strip Security - Separate trading of Registered Interest and Principal. Holders of a principal strip security are entitled to the portion of the payment representing principal only.

(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2014.

^	Affiliated Fund.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2014.

Portfolio Abbreviations:

AID - Agency for International Development

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FREMF - Finnish Real Estate Management Federation

GNMA - Government National Mortgage Association

HFA - Housing Finance Authority/Agency

HFC - Housing Finance Corporation

LLC - Limited Liability Company

MTN - Medium Term Note

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, these securities were valued at $9,196,620 or 5.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

31

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$54,640,455	$—	$54,640,455
Asset-Backed Securities	—	34,864,185	—	34,864,185
U.S. Government Mortgage-Backed Obligations	—	23,532,835	—	23,532,835
Agency Collateralized Mortgage Obligations	—	10,505,110	—	10,505,110
U.S. Treasury Obligations	—	8,725,523	—	8,725,523
Commercial Mortgage-Backed Securities	—	6,785,830	—	6,785,830
Municipal Bonds	—	6,467,523	—	6,467,523
U.S. Government Agency Obligations	—	2,106,426	—	2,106,426
Sovereign Government Obligations	—	2,024,452	—	2,024,452
Investment Fund	14,700,380	—	—	14,700,380
				$164,352,719

See accompanying Notes to Portfolios of Investments.

32

Portfolio of Investments

Touchstone Ultra Short Duration Fixed Income Fund – December 31, 2014 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 33.3%

	Financials — 11.0%
$4,700,000	Bank of America Corp.,
	5.000%, 1/15/15	$4,705,419
1,500,000	Citigroup, Inc., 2.650%, 3/2/15	1,504,420
4,800,000	Credit Suisse/New York (Switzerland)
	MTN, 0.724%, 5/26/17(A)	4,794,134
5,200,000	Duke Realty LP, 7.375%, 2/15/15	5,237,690
1,800,000	Fifth Third Bancorp, 3.625%, 1/25/16	1,844,384
5,150,000	Ford Motor Credit Co. LLC,
	1.482%, 5/9/16(A)	5,194,815
9,500,000	JPMorgan Chase & Co.,
	2.600%, 1/15/16	9,662,820
4,500,000	JPMorgan Chase & Co., 4.750%, 3/1/15	4,525,726
7,200,000	Kayne Anderson MLP Investment Co.,
	1.495%, 8/19/16(A)	7,211,484
555,000	KeyBank NA/Cleveland OH,
	7.413%, 5/6/15	567,505
3,000,000	MetLife Institutional Funding II, 144a,
	0.601%, 1/6/15(A)	3,000,036
750,000	Metropolitan Life Global Funding I,
	144a, 0.382%, 6/23/16(A)	748,686
1,000,000	Morgan Stanley, 5.375%, 10/15/15	1,034,340
1,500,000	Morgan Stanley, 6.750%, 1/1/16	1,578,432
3,000,000	National City Corp., 4.900%, 1/15/15	3,004,500
3,000,000	Nationwide Financial Services, Inc.,
	5.625%, 2/13/15	3,015,480
337,500	Prudential Covered Trust, 144a,
	2.997%, 9/30/15	342,241
6,273,000	Prudential Financial, Inc. MTN,
	6.200%, 1/15/15	6,284,235
2,000,000	Royal Bank of Canada MTN,
	0.850%, 3/8/16	2,000,752
775,000	SunTrust Bank/Atlanta GA,
	0.555%, 4/1/15(A)	774,427
500,000	UBS AG/Stamford CT (Switzerland),
	3.875%, 1/15/15	500,528
3,750,000	UDR, Inc. MTN, 5.250%, 1/15/15	3,754,616
500,000	Vornado Realty LP, 4.250%, 4/1/15	500,000
72,736	WHC-IRS Trust, 6.980%, 5/15/15	73,936
		71,860,606

	Energy — 6.3%

4,300,000	Continental Resources, Inc./OK,
	7.125%, 4/1/21	4,622,500
5,000,000	Enbridge, Inc. (Canada),
	4.900%, 3/1/15	5,032,410
9,100,000	Gulf South Pipeline Co. LP, 144a,
	5.050%, 2/1/15	9,127,091
6,900,000	Nexen Energy ULC (Canada),
	5.200%, 3/10/15	6,949,570
2,000,000	Petrobras Global Finance BV
	(Netherlands), 3.250%, 3/17/17	1,885,000
4,253,000	Petrobras International Finance Co.
	(Luxemberg), 2.875%, 2/6/15	4,235,520
3,176,000	Plains Exploration & Production Co.,
	6.625%, 5/1/21	3,414,200
4,720,000	Valero Energy Corp., 4.500%, 2/1/15	4,729,799
1,500,000	Williams Partners LP, 3.800%, 2/15/15	1,504,286
		41,500,376

	Utilities — 4.8%

4,100,000	AGL Capital Corp., 4.950%, 1/15/15	4,103,612
600,000	Alabama Power Co., 0.550%, 10/15/15	599,735
11,260,000	Iberdrola International BV
	Netherlands, 5.375%, 3/15/15	11,351,690
3,700,000	Oncor Electric Delivery Co. LLC,
	6.375%, 1/15/15	3,705,313
900,000	Southwestern Electric Power Co.,
	5.375%, 4/15/15	911,113
10,679,000	Trans-Allegheny Interstate Line Co.,
	144a, 4.000%, 1/15/15	10,687,404
		31,358,867

	Consumer Discretionary — 3.2%

5,675,000	Daimler Finance North America LLC,
	144a, 1.650%, 4/10/15	5,687,428
2,600,000	Hyundai Capital America, 144a,
	1.625%, 10/2/15	2,610,665
8,000,000	SABMiller Holdings, Inc., 144a,
	1.850%, 1/15/15	8,003,088
4,500,000	Toyota Motor Credit Corp. MTN,
	0.750%, 3/3/17(B)	4,482,144
		20,783,325

	Materials — 2.8%

1,000,000	EI du Pont DE Nemours & Co.,
	2.750%, 4/1/16	1,024,499
1,900,000	Glencore Canada Corp. (Canada),
	6.000%, 10/15/15	1,964,138
4,500,000	Glencore Finance Canada Ltd.
	(Canada), 144a, 2.050%, 10/23/15	4,529,282
4,800,000	Glencore Finance Canada Ltd.
	(Canada), 144a, 5.800%, 11/15/16	5,134,757
3,300,000	Rio Tinto Finance USA PLC (United
	Kingdom), 1.083%, 6/17/16(A)	3,311,976
2,600,000	Vale Overseas Ltd. (Cayman Islands),
	6.250%, 1/11/16	2,702,960
		18,667,612

	Health Care — 2.1%

4,800,000	Amgen, Inc., 0.613%, 5/22/17(A)	4,789,656
2,800,000	Bayer US Finance LLC, 144a,
	0.504%, 10/7/16(A)	2,800,972
2,569,000	Mylan, Inc. PA, 144a, 7.875%, 7/15/20	2,736,486
3,200,000	Ventas Realty LP, 1.550%, 9/26/16	3,212,826
		13,539,940

	Industrials — 2.1%

7,642,000	Dun & Bradstreet Corp. (The),
	3.250%, 12/1/17	7,857,451
5,160,000	Embraer Overseas Ltd. (Cayman
	Islands), 6.375%, 1/24/17	5,552,160
33,760	Petrodrill Five Ltd. (Virgin Islands),
	4.390%, 4/15/16	34,580

33

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 33.3% (Continued)

	Industrials — (Continued)
$43,763	Petrodrill Four Ltd. (Virgin Islands),
	4.240%, 1/15/16	$44,393
		13,488,584

	Telecommunication Services — 0.9%
5,500,000	America Movil SAB DE CV (Mexico),
	2.375%, 9/8/16	5,575,460
42,310	BellSouth Telecommunications, Inc.,
	6.300%, 12/15/15	43,578
600,000	Crown Castle Towers LLC, 144a,
	5.495%, 1/15/17	635,066
		6,254,104

	Consumer Staples — 0.1%
780,000	Bunge Ltd. Finance Corp.,
	5.100%, 7/15/15	796,938
	Total Corporate Bonds	$218,250,352

	Asset-Backed Securities — 32.6%
4,500,000	ACA CLO 2006-2 Ltd., Ser 2006-2A,
	Class A2, 144a, 0.651%, 1/20/21(A)	4,401,450
6,362,000	Ally Auto Receivables Trust, Ser
	2010-5, Class B, 144a,
	2.450%, 6/15/16	6,366,352
5,445,000	Ally Auto Receivables Trust, Ser
	2011-2, Class D, 144a,
	3.380%, 9/15/17	5,450,352
6,000,000	Ally Auto Receivables Trust, Ser
	2012-1, Class B, 144a,
	1.840%, 11/15/16	6,029,508
2,200,000	Ally Auto Receivables Trust, Ser
	2012-2, Class C, 144a,
	2.260%, 7/16/18	2,220,295
4,429,760	Ally Auto Receivables Trust, Ser
	2013-SN1, Class A3,
	0.720%, 5/20/16	4,431,249
955,554	American Credit Acceptance
	Receivables Trust, Ser 2012-3, Class
	A, 144a, 1.640%, 11/15/16	955,977
1,700,000	AmeriCredit Automobile Receivables,
	Ser 2010-4, Class D, 4.200%, 11/8/16	1,710,462
1,673,973	AmeriCredit Automobile Receivables,
	Ser 2011-2, Class C,
	3.190%, 10/12/16	1,679,655
1,878,722	AmeriCredit Automobile Receivables
	Trust, Ser 2010-3, Class C,
	3.340%, 4/8/16	1,883,509
2,626,767	AmeriCredit Automobile Receivables
	Trust, Ser 2011-1, Class C,
	2.850%, 8/8/16	2,634,088
969,259	AmeriCredit Automobile Receivables
	Trust, Ser 2011-4, Class B,
	2.260%, 9/8/16	969,937
3,000,000	AmeriCredit Automobile Receivables
	Trust, Ser 2011-5, Class C,
	3.440%, 10/8/17	3,049,422
179,396	AmeriCredit Automobile Receivables
	Trust, Ser 2012-1, Class B,
	1.730%, 2/8/17	179,684
1,720,000	AmeriCredit Automobile Receivables
	Trust, Ser 2012-2, Class B,
	1.780%, 3/8/17	1,725,320
169,726	AmeriCredit Automobile Receivables
	Trust, Ser 2012-3, Class A3,
	0.960%, 1/9/17	169,794
1,325,000	AmeriCredit Automobile Receivables
	Trust, Ser 2012-3, Class B,
	1.590%, 7/10/17	1,331,235
325,152	AmeriCredit Automobile Receivables
	Trust, Ser 2012-4, Class A3,
	0.670%, 6/8/17	325,164
498,643	Ascentium Equipment Receivables
	LLC, Ser 2012-1A, Class A, 144a,
	1.830%, 9/15/19	498,635
5,722,825	Ascentium Equipment Receivables
	LLC, Ser 2014-1A, Class A2, 144a,
	1.040%, 1/10/17	5,724,370
2,514,318	AXIS Equipment Finance Receivables
	II LLC, Ser 2013-1A, Class A, 144a,
	1.750%, 3/20/17	2,513,612
6,637,140	Bayview Financial Acquisition Trust,
	Ser 2004-D, Class M1,
	0.800%, 8/28/44(A)	6,632,043
1,315,701	California Republic Auto Receivables
	Trust, Ser 2012-1, Class A, 144a,
	1.180%, 8/15/17	1,318,404
585,000	Capital Auto Receivables Asset Trust,
	Ser 2013-1, Class A3,
	0.790%, 6/20/17	585,501
48,751	CarMax Auto Owner Trust, Ser 2012-1,
	Class A3, 0.890%, 9/15/16	48,790
335,972	CarNow Auto Receivables Trust, Ser
	2013-1A, Class A, 144a,
	1.160%, 10/16/17	335,991
2,870,882	Carnow Auto Receivables Trust, Ser
	2014-1A, Class A, 144a,
	0.960%, 1/17/17	2,867,718
3,134,227	CFC 2012-1 LLC, Ser 2014-1A, Class A,
	144a, 1.460%, 12/17/18	3,138,505
936,663	CFC 2013-1 LLC, Ser 2013-1A, Class A,
	144a, 1.650%, 7/17/17	937,682
5,121,208	CFC 2013-2 LLC, Ser 2013-2A, Class A,
	144a, 1.750%, 11/15/17	5,135,225
315,000	CNH Equipment Trust 2011-A, Ser
	2011-A, Class B, 2.520%, 10/16/17	315,251
58,885	College & University Facility Loan
	Trust, Ser 2 Class D, 4.000%, 6/1/18	59,474
895,326	Countrywide Asset-Backed
	Certificates, Ser 2005-6, Class M1,
	0.660%, 12/25/35(A)	892,586

34

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 32.6% (Continued)
$2,300,000	Dell Equipment Finance Trust, Ser
	2014-1, Class B, 144a,
	1.360%, 6/22/20	$2,297,705
1,888,799	DT Auto Owner Trust, Ser 2013-2A,
	Class A, 144a, 0.810%, 9/15/16	1,889,122
2,350,097	Elara HGV Timeshare Issuer 2014-A
	LLC, Ser 2014-A, Class A, 144a,
	2.530%, 2/25/27	2,333,473
151,413	Entergy Texas Restoration Funding
	LLC, Ser 2009-A, Class A1,
	2.120%, 2/1/16	151,606
2,226,010	Exeter Automobile Receivables Trust,
	Ser 2013-1A, Class A, 144a,
	1.290%, 10/16/17	2,229,959
1,239,785	Exeter Automobile Receivables Trust,
	Ser 2013-2A, Class A, 144a,
	1.490%, 11/15/17	1,241,293
2,715,327	Exeter Automobile Receivables Trust,
	Ser 2014-2A, Class A, 144a,
	1.060%, 8/15/18	2,711,026
535,349	Fairway Loan Funding Co., Ser
	2006-1A, Class A2L, 144a,
	0.598%, 10/17/18(A)	535,301
2,454,965	First Investors Auto Owner Trust, Ser
	2013-3A, Class A2, 144a,
	0.890%, 9/15/17	2,455,173
430,000	GE Capital Credit Card Master Note
	Trust, Ser 2012-1, Class A,
	1.030%, 1/15/18	430,084
451,758	Great America Leasing Receivables,
	Ser 2013-1, Class A3, 144a,
	0.780%, 6/15/16	452,123
6,588,299	Gulf Stream - Sextant Clo 2007-1X,
	Class A1A Ltd. Reg S Global Senior
	Notes, 0.468%, 6/17/21	6,557,498
234,992	Harley-Davidson Motorcycle Trust, Ser
	2011-1, Class A4, 1.310%, 3/15/17	235,407
1,800,000	Hewett's Island Clo V Ltd., Ser
	2006-5A, Class C, 144a,
	0.935%, 12/5/18(A)	1,785,258
2,052,515	Jersey Street CLO Ltd., Ser 2006-1A,
	Class A, 144a, 0.481%, 10/20/18(A)	2,050,481
2,289,514	Madison Avenue Manufactured
	Housing Contract, Ser 2002-A, Class
	M2, 2.420%, 3/25/32(A)	2,288,966
3,100,984	Marriott Vacation Club Owner Trust,
	Ser 2009-2A, Class A, 144a,
	4.809%, 7/20/31	3,122,499
3,475,000	Mayport CLO Ltd., Ser 2006-1A, Class
	A2L, 144a, 0.593%, 2/22/20(A)	3,455,088
225,166	MMAF Equipment Finance LLC, Ser
	2009-AA, Class A4, 144a,
	3.510%, 1/15/30	228,114
2,364,235	Navitas Equipment Receivables LLC,
	Ser 2013-1, Class A, 144a,
	1.950%, 11/15/16	2,365,575
661,935	NovaStar Mortgage Funding Trust, Ser
	2005-1, Class M2, 0.890%, 6/25/35(A)	661,936
5,364,481	Orange Lake Timeshare Trust, Ser
	2012-AA, Class A, 144a,
	3.450%, 3/10/27	5,521,451
657,624	RAMP Trust, Ser 2003-RZ3, Class A6,
	3.900%, 3/25/33(B)	670,858
5,759,213	Santander Drive Auto Receivables
	Trust, Ser 2010-3, Class C,
	3.060%, 11/15/17	5,819,264
618,443	Santander Drive Auto Receivables
	Trust, Ser 2011-1, Class C,
	3.110%, 5/16/16	619,710
1,146,357	Santander Drive Auto Receivables
	Trust, Ser 2011-3, Class C,
	3.090%, 5/15/17	1,153,377
5,746,432	Santander Drive Auto Receivables
	Trust, Ser 2012-1, Class C,
	3.780%, 11/15/17	5,818,607
1,133,485	Santander Drive Auto Receivables
	Trust, Ser 2012-2, Class B,
	2.090%, 8/15/16	1,134,102
2,507,494	Santander Drive Auto Receivables
	Trust, Ser 2012-3, Class B,
	1.940%, 12/15/16	2,511,165
5,010,000	Santander Drive Auto Receivables
	Trust, Ser 2012-3, Class C,
	3.010%, 4/16/18	5,081,728
3,444,420	Santander Drive Auto Receivables
	Trust, Ser 2012-4, Class B,
	1.830%, 3/15/17	3,452,801
4,000,000	Santander Drive Auto Receivables
	Trust, Ser 2012-5, Class B,
	1.560%, 8/15/18	4,008,992
6,705,721	Santander Drive Auto Receivables
	Trust, Ser 2012-6, Class B,
	1.330%, 5/15/17	6,718,442
720,331	Sierra Timeshare Receivables Funding
	LLC, Ser 2011-1A, Class A, 144a,
	3.350%, 4/20/26	735,877
2,523,634	Sierra Timeshare Receivables Funding
	LLC, Ser 2011-2A, Class A, 144a,
	3.260%, 5/20/28	2,563,106
2,719,938	Sierra Timeshare Receivables Funding
	LLC, Ser 2011-3A, Class A, 144a,
	3.370%, 7/20/28	2,773,866
1,422,070	Sierra Timeshare Receivables Funding
	LLC, Ser 2012-1A, Class A, 144a,
	2.840%, 11/20/28	1,442,143
261,108	Sierra Timeshare Receivables Funding
	LLC, Ser 2012-3A, Class A, 144a,
	1.870%, 8/20/29	262,130

35

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 32.6% (Continued)
$2,395,649	Sierra Timeshare Receivables Funding
	LLC, Ser 2013-1A, Class A, 144a,
	1.590%, 11/20/29	$2,389,782
5,791,552	Sierra Timeshare Receivables Funding
	LLC, Ser 2014-3A, Class A, 144a,
	2.300%, 10/20/31	5,755,882
2,917,136	SNAAC Auto Receivables Trust, Ser
	2012-1A, Class C, 144a,
	4.380%, 6/15/17	2,928,002
5,465,497	SpringCastle America Funding LLC,
	Ser 2014-AA, Class A, 144a,
	2.700%, 5/25/23	5,456,791
5,744,435	Structured Asset Investment Loan
	Trust, Ser 2005-5, Class M1,
	0.800%, 6/25/35(A)	5,747,640
2,611,318	Tidewater Auto Receivables Trust, Ser
	2014-AA, Class A2, 144a,
	0.960%, 7/15/17	2,610,765
2,300,000	United Auto Credit Securitization
	Trust, Ser 2013-1, Class D, 144a,
	2.900%, 12/15/17	2,311,127
233,038	Volkswagen Auto Loan Enhanced
	Trust, Ser 2012-1, Class A3,
	0.850%, 8/22/16	233,324
181,542	Volvo Financial Equipment LLC, Ser
	2012-1A, Class A4, 144a,
	1.090%, 8/15/17	181,735
3,831,584	Welk Resorts LLC, Ser 2013-AA, Class
	A, 144a, 3.100%, 3/15/29	3,841,079
2,053,675	Westgate Resorts LLC, Ser 2012-2A,
	Class A, 144a, 3.000%, 1/20/25	2,067,435
1,851,141	Westgate Resorts LLC, Ser 2012-3A,
	Class A, 144a, 2.500%, 3/20/25	1,859,027
3,377,348	Westgate Resorts LLC, Ser 2012-3A,
	Class B, 144a, 4.500%, 3/20/25	3,404,806
4,824,236	Westgate Resorts LLC, Ser 2013-1A,
	Class A, 144a, 2.250%, 8/20/25	4,831,762
3,362,433	Westlake Automobile Receivables
	Trust, Ser 2013-1A, Class A2, 144a,
	1.120%, 1/15/18	3,365,980
404,886	Westlake Automobile Receivables
	Trust, Ser 2014-1A, Class A1, 144a,
	0.350%, 6/15/15	404,886
	Total Asset-Backed Securities	$213,672,569

	Commercial Mortgage-Backed Securities — 11.8%
1,509,998	Banc of America Commercial
	Mortgage Trust, Ser 2007-2, Class
	A2, 5.622%, 4/10/49(A)	1,510,215
7,099,957	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2004-2, Class F, 144a,
	4.992%, 11/10/38(A)	7,260,728
4,601,883	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2005-2, Class A5, 4.857%, 7/10/43(A)	4,620,153
37,081	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2006-4, Class A4, 5.634%, 7/10/46	38,797
5,638,280	Bear Stearns Commercial Mortgage
	Securities, Ser 2005-PWR8, Class A4,
	4.674%, 6/11/41††	5,664,182
2,778,037	Bear Stearns Commercial Mortgage
	Securities Trust, Ser 2005-PWR7,
	Class A3, 5.116%, 2/11/41(A)††	2,778,093
1,207,350	Bear Stearns Commercial Mortgage
	Securities Trust, Ser 2007-T28, Class
	AAB, 5.746%, 9/11/42††	1,212,470
6,693,000	COMM Mortgage Trust, Ser
	2014-SAVA, Class A, 144a,
	1.311%, 6/15/34(A)	6,689,413
9,821	Commercial Mortgage Trust, Ser
	2007-C2, Class A2,
	5.448%, 1/15/49(A)	9,749
4,658,749	Credit Suisse First Boston Mortgage
	Securities Corp., Ser 2005-C2, Class
	A4, 4.832%, 4/15/37	4,665,947
1,706,168	DBUBS Mortgage Trust, Ser
	2011-LC2A, Class A1FL, 144a,
	1.512%, 7/12/44(A)	1,742,365
232,128	DBUBS Mortgage Trust, Ser
	2011-LC3A, Class A1,
	2.238%, 8/10/44	234,063
65,314	FDIC Structured Sale Guaranteed
	Notes, Ser 2010-C1, Class A, 144a,
	2.980%, 12/6/20	67,179
2,178,640	First Union Commercial Mortgage
	Trust, Ser 1999-C1, Class F, 144a,
	5.350%, 10/15/35	2,197,699
3,140,000	GE Capital Commercial Mortgage
	Corp., Ser 2005-C2, Class C,
	5.133%, 5/10/43(A)	3,169,180
2,791,220	JP Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2005-CB11, Class A4,
	5.335%, 8/12/37(A)	2,794,491
1,800,000	JP Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2005-CB11, Class AJ,
	5.402%, 8/12/37(A)	1,812,917
535,198	JP Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2005-CB12, Class A3A2,
	4.928%, 9/12/37	534,697
989	JP Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2005-LDP2, Class A3A,
	4.678%, 7/15/42	988

36

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Commercial Mortgage-Backed Securities — 11.8%
	(Continued)
$5,847,542	JP Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2005-LDP3, Class A4A,
	4.936%, 8/15/42(A)	$5,909,918
36,524	JP Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2007-CB19, Class A3,
	5.698%, 2/12/49(A)	36,744
3,050,000	JP Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2014-FBLU, Class B, 144a,
	1.661%, 12/15/28(A)	3,051,641
2,210,000	LB-UBS Commercial Mortgage Trust,
	Ser 2004-C7, Class H, 144a,
	4.847%, 10/15/36(A)	2,276,864
133,805	Merrill Lynch Mortgage Investors
	Trust, Ser 1998-C1, Class A3,
	6.720%, 11/15/26(A)	139,591
216,309	Merrill Lynch Mortgage Trust, Ser
	2005-CIP1, Class ASB,
	5.022%, 7/12/38(A)	216,518
6,104,350	Merrill Lynch Mortgage Trust, Ser
	2005-MCP1, Class A4,
	4.747%, 6/12/43(A)	6,138,058
1,149,097	Morgan Stanley Capital I Trust, Ser
	2004-IQ8, Class C,
	5.300%, 6/15/40(A)	1,151,756
2,320,994	Morgan Stanley Capital I Trust, Ser
	2007-HQ12, Class A2,
	5.592%, 4/12/49(A)	2,337,311
3,873,190	PFP III 2014-1 Ltd., Ser 2014-1, Class A,
	144a, 1.331%, 6/14/31(A)	3,861,694
378,844	Wachovia Bank Commercial Mortgage
	Trust, Ser 2005-C20, Class A7,
	5.118%, 7/15/42(A)	381,991
5,000,000	Wells Fargo Commercial Mortgage
	Trust, Ser 2014-TISH, Class B, 144a,
	1.505%, 2/15/27(A)	4,998,585
	Total Commercial
	Mortgage-Backed Securities	$77,503,997

	U.S. Government Mortgage-Backed
	Obligations — 8.0%
315,532	FHLMC, Pool #1B1580,
	2.533%, 3/1/34(A)	329,710
210,479	FHLMC, Pool #1B2629,
	2.320%, 11/1/34(A)	223,898
691,599	FHLMC, Pool #1B7189,
	3.031%, 3/1/36(A)	755,091
235,460	FHLMC, Pool #1G1471,
	2.240%, 1/1/37(A)	250,855
1,116,362	FHLMC, Pool #1H1354,
	2.375%, 11/1/36(A)	1,190,005
150,575	FHLMC, Pool #1H2524,
	2.375%, 8/1/35(A)	160,713
598,449	FHLMC, Pool #1J1813,
	2.425%, 8/1/37(A)	643,695
565,658	FHLMC, Pool #1K1238,
	2.375%, 7/1/36(A)	605,445
300,395	FHLMC, Pool #1L0087,
	2.375%, 6/1/35(A)	320,658
544,902	FHLMC, Pool #1L0147,
	2.415%, 7/1/35(A)	584,081
394,804	FHLMC, Pool #1L1288,
	2.375%, 5/1/36(A)	421,540
377,041	FHLMC, Pool #1Q0080,
	2.186%, 1/1/36(A)	400,312
717,419	FHLMC, Pool #1Q0119,
	2.356%, 9/1/36(A)	773,974
1,595,866	FHLMC, Pool #1Q0187,
	2.272%, 12/1/36(A)	1,706,175
851,767	FHLMC, Pool #1Q0339,
	2.513%, 4/1/37(A)	915,048
274,522	FHLMC, Pool #1Q0669,
	2.283%, 11/1/37(A)	292,942
990,934	FHLMC, Pool #1Q1303,
	2.375%, 11/1/36(A)	1,056,991
1,156,797	FHLMC, Pool #781515,
	2.375%, 4/1/34(A)	1,236,768
425,489	FHLMC, Pool #782760,
	2.375%, 11/1/36(A)	454,368
383,102	FHLMC, Pool #847795,
	2.400%, 4/1/35(A)	408,103
264,656	FHLMC, Pool #848088,
	2.370%, 4/1/35(A)	282,930
959,611	FHLMC, Pool #848539,
	4.256%, 4/1/37(A)	1,028,491
2,160,258	FHLMC, Pool #848583,
	2.421%, 1/1/36(A)	2,321,620
31,655	FHLMC, Pool #A92646, 5.500%, 6/1/40	36,051
31,015	FHLMC, Pool #C03505, 5.500%, 6/1/40	34,691
75,354	FHLMC, Pool #C66916, 7.000%, 5/1/32	86,794
22,900	FHLMC, Pool #D94598, 6.500%, 4/1/21	26,019
104,465	FHLMC, Pool #G01840, 5.000%, 7/1/35	115,725
7,554	FHLMC, Pool #G11072,
	7.500%, 12/1/15	7,669
1,579,311	FHLMC, Pool #G11769,
	5.000%, 10/1/20	1,682,642
996,281	FHLMC, Pool #G11773,
	5.000%, 10/1/20	1,061,322
23,709	FHLMC, Pool #G30085,
	7.500%, 10/1/17	24,884
546,868	FHLMC, Pool #J10895,
	4.000%, 10/1/19	579,189
321,948	FNMA, Pool #254868, 5.000%, 9/1/33	356,718
157,353	FNMA, Pool #256272, 5.500%, 6/1/26	175,831
248,208	FNMA, Pool #256852, 6.000%, 8/1/27	281,122
51,415	FNMA, Pool #323832, 7.500%, 7/1/29	61,099

37

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed
	Obligations — 8.0% (Continued)
$3,954	FNMA, Pool #334593, 7.000%, 5/1/24	$4,418
369	FNMA, Pool #534851, 7.500%, 4/1/15	370
211	FNMA, Pool #535219, 7.500%, 3/1/15	211
347,734	FNMA, Pool #555380,
	2.254%, 4/1/33(A)	370,594
8,919	FNMA, Pool #555646, 7.500%, 9/1/16	9,001
105,990	FNMA, Pool #665773, 7.500%, 6/1/31	117,872
170,878	FNMA, Pool #679742,
	2.787%, 1/1/40(A)	177,411
90,500	FNMA, Pool #681842,
	2.250%, 2/1/33(A)	95,495
344,977	FNMA, Pool #681898,
	2.250%, 4/1/33(A)	369,598
337,945	FNMA, Pool #725245,
	2.279%, 2/1/34(A)	360,710
354,640	FNMA, Pool #725424, 5.500%, 4/1/34	399,621
1,977,077	FNMA, Pool #725490,
	2.165%, 4/1/34(A)	2,103,967
556,386	FNMA, Pool #735439, 6.000%, 9/1/19	582,671
208,100	FNMA, Pool #735539,
	2.338%, 4/1/35(A)	221,582
131,021	FNMA, Pool #743207,
	2.122%, 10/1/33(A)	138,752
106,022	FNMA, Pool #745467,
	2.495%, 4/1/36(A)	113,633
195,739	FNMA, Pool #745790,
	2.194%, 8/1/36(A)	208,753
1,100,835	FNMA, Pool #761411, 4.500%, 5/1/19	1,158,554
197,595	FNMA, Pool #784365,
	1.925%, 5/1/34(A)	208,883
361,389	FNMA, Pool #791978,
	1.893%, 9/1/34(A)	377,594
114,985	FNMA, Pool #804001,
	2.310%, 10/1/34(A)	121,369
122,070	FNMA, Pool #809897,
	2.266%, 3/1/35(A)	131,385
321,258	FNMA, Pool #813170,
	2.232%, 1/1/35(A)	344,834
391,464	FNMA, Pool #820364,
	1.602%, 4/1/35(A)	414,645
1,226,847	FNMA, Pool #827787,
	1.925%, 5/1/35(A)	1,308,509
142,406	FNMA, Pool #828480,
	2.355%, 6/1/35(A)	151,850
272,612	FNMA, Pool #839239,
	2.260%, 9/1/35(A)	287,924
200,163	FNMA, Pool #888179,
	2.417%, 2/1/37(A)	214,907
118,723	FNMA, Pool #888548,
	2.353%, 5/1/35(A)	126,996
228,887	FNMA, Pool #889060, 6.000%, 1/1/38	263,567
216,058	FNMA, Pool #889061, 6.000%, 1/1/38	248,605
13,788	FNMA, Pool #889382, 5.500%, 4/1/38	15,675
725,750	FNMA, Pool #922674,
	2.497%, 4/1/36(A)	774,149
735,551	FNMA, Pool #931676, 5.500%, 1/1/19	777,273
237,105	FNMA, Pool #950385,
	1.330%, 8/1/37(A)	242,555
141,368	FNMA, Pool #960376, 5.500%, 12/1/37	157,969
169,675	FNMA, Pool #995284, 5.500%, 3/1/20	179,141
1,293,218	FNMA, Pool #AA1150, 4.000%, 4/1/23	1,371,031
17,636	FNMA, Pool #AD0941, 5.500%, 4/1/40	20,164
159,457	FNMA, Pool #AE0363, 5.000%, 7/1/37	176,609
946,868	FNMA, Pool #AE0727, 4.000%, 10/1/20	1,003,635
254,840	FNMA, Pool #AE5441, 5.000%, 10/1/40	282,999
355,483	FNMA, Pool #AI6588, 4.000%, 7/1/26	380,879
333,162	FNMA, Pool #AI8506, 4.000%, 8/1/26	356,789
342,871	FNMA, Pool #AL0211, 5.000%, 4/1/41	380,720
70,112	FNMA, Pool #AL0302, 5.000%, 4/1/24	76,590
1,907,308	FNMA, Pool #AL0478,
	2.358%, 4/1/36(A)	2,035,142
598,956	FNMA, Pool #AL0543, 5.000%, 7/1/41	664,267
349,307	FNMA, Pool #AL1105, 4.500%, 12/1/40	383,318
213,575	FNMA, Pool #AL2591, 5.500%, 5/1/38	232,009
27,370	GNMA, Pool #344233, 8.000%, 2/15/23	30,397
76,070	GNMA, Pool #345123,
	8.000%, 12/15/23	84,974
9,089	GNMA, Pool #569337, 6.500%, 4/15/22	10,371
19,098	GNMA, Pool #578189, 6.000%, 2/15/32	21,586
26,732	GNMA, Pool #780322,
	8.000%, 11/15/22	30,772
4,368	GNMA, Pool #780327,
	8.000%, 11/15/17	4,636
809,362	GNMA, Pool #80826,
	1.625%, 2/20/34(A)	842,680
441,375	GNMA, Pool #80889,
	1.625%, 4/20/34(A)	458,104
697,882	GNMA, Pool #81016,
	1.625%, 8/20/34(A)	724,987
13,217	GNMA, Pool #814, 8.000%, 8/20/17	13,786
4,891	GNMA, Pool #8426,
	3.000%, 11/20/18(A)	5,028
126,368	GNMA, Pool #894160,
	2.035%, 6/20/61(A)	132,924
2,052,697	GNMA, Pool #MA2392,
	2.000%, 11/20/44(A)	2,088,602
6,685,000	GNMA, Pool #MA2466,
	2.000%, 12/20/44(A)	6,784,845
	Total U.S. Government
	Mortgage-Backed Obligations	$52,272,056

	Non-Agency Collateralized Mortgage
	Obligations — 4.0%
2,800,000	American Credit Acceptance
	Receivables Trust 2014-4, Ser
	2014-4, Class A, 144a,
	1.330%, 7/10/18	2,799,210
594,076	Bear Stearns ARM Trust, Ser 2004-1,
	Class 13A3, 2.733%, 4/25/34(A)††	572,738
374,530	Bear Stearns Asset Backed Securities
	Trust, Ser 2003-AC7, Class A2,
	5.750%, 1/25/34(B)††	390,362

38

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Non-Agency Collateralized Mortgage
	Obligations — 4.0% (Continued)
$157,069	Community Program Loan Trust, Ser
	1987-A, Class A5, 4.500%, 4/1/29	$158,446
156,177	FDIC Structured Sale Guaranteed
	Notes, Ser 2010-S3, Class A, 144a,
	2.740%, 12/3/20	158,519
300,400	JP Morgan Mortgage Trust, Ser
	2006-A4, Class 2A2,
	2.376%, 6/25/36(A)	273,075
26,145	Merrill Lynch Mortgage Investors
	Trust, Ser 2003-A1, Class 2A,
	2.190%, 12/25/32(A)	26,772
505,269	Merrill Lynch Mortgage Investors
	Trust, Ser 2004-1, Class 1A,
	2.132%, 12/25/34(A)	499,230
4,489,607	People's Choice Home Loan Securities
	Trust Series 2005-1, Ser 2005-1,
	Class M3, 1.025%, 1/25/35(A)	4,501,127
217,602	RALI Trust, Ser 2003-QS10, Class A7,
	5.500%, 5/25/33	223,601
1,346,906	RFMSI Trust, Ser 2007-SA1, Class 1A1,
	2.999%, 2/25/37(A)	1,165,888
11,902,845	Springleaf Mortgage Loan Trust, Ser
	2012-2A, Class A, 144a,
	2.220%, 10/25/57(A)	12,062,450
1,909,299	Springleaf Mortgage Loan Trust, Ser
	2012-3A, Class A, 144a,
	1.570%, 12/25/59(A)	1,907,892
309,605	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2003-G, Class
	A1, 2.490%, 6/25/33(A)	312,542
803,283	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2003-M, Class
	A1, 2.615%, 12/25/33(A)	804,404
	Total Non-Agency Collateralized
	Mortgage Obligations	$25,856,256

	Municipal Bonds — 3.1%
	Connecticut — 0.1%
425,000	State of Connecticut, Ser A, UTGO,
	0.950%, 5/15/18(A)	432,289

	Indiana — 0.4%
2,330,000	IN St Bond Bank Rev, Sch Severance
	Funding, 0.489%, 1/15/15	2,330,140

	Louisiana — 0.0%
288,603	LA St Local Govt Envrnm Facs &
	Cmnty Dev Auth, Tranches A-1, A-2,
	1.520%, 2/1/18	290,130

	Massachusetts — 0.2%
1,000,000	MA St Dev Fin Agy R, Waste
	Management Inc Proj Ser B, 2.125%,
	12/1/29(A)	1,015,710

	New Jersey — 0.6%
2,100,000	NJ St Econ Dev Auth Rev, Sch Facs
	Constr, Ser E, 1.730%, 2/1/16(A)	2,114,721
2,000,000	NJ St Econ Dev Auth Rev, Sch Facs
	Constr, Ser OO, 0.857%, 3/1/15	2,000,560
		4,115,281

	New Mexico — 0.0%
85,000	NM St Edl Assistan, Libor Fltg Ser A 2,
	0.886%, 12/1/28(A)	85,046

	New York — 0.6%
4,200,000	Brookhaven NY IDA, Variable
	Intercounty Asso, (LOC: Capital One
	NA), 0.370%, 1/1/25(A)	4,200,000

	Ohio — 0.6%
885,000	Akron OH COP, Muni Baseball
	Stadium, 1.300%, 12/1/15	887,540
1,540,000	Akron OH COP, Muni Baseball
	Stadium, 1.750%, 12/1/16	1,546,607
500,000	American Muni Pwr-Ohio, Inc. OH,
	Hydroelec Projs Ser A, 3.944%,
	2/15/15	501,430
870,000	Medina Co OH IDR, Mack Inds Proj,
	(LOC: JP Morgan Chase Bank NA),
	0.180%, 7/1/16(A)	870,000
		3,805,577

	Pennsylvania — 0.4%
2,500,000	PA St Econ Dev Fing, Waste Mgmt Proj,
	1.750%, 12/1/33(A)	2,528,775
	Texas — 0.2%
1,500,000	TX St Muni Gas Acquisition, 5.000%,
	12/15/15	1,559,265
	Total Municipal Bonds	$20,362,213

	Commercial Paper — 1.7%
1,000,000	Consolidated Edison Co.,144a	999,956
10,000,000	NSTAR Electric Co.	9,999,889
	Total Commercial Paper	$10,999,845

	Agency Collateralized Mortgage
	Obligations — 1.5%
83,980	FHLMC REMIC, Ser 2510 Class TA,
	4.000%, 6/15/32	87,234
730,509	FHLMC REMIC, Ser 2770 Class FH,
	0.561%, 3/15/34(A)	734,410
95,403	FHLMC REMIC, Ser 2778 Class BR,
	5.000%, 6/15/33	95,701
355,506	FHLMC REMIC, Ser 3414 Class MB,
	4.250%, 12/15/19	370,731
87,462,024	FHLMC REMIC, Ser K003 Class AX1,
	0.439%, 5/25/19(A)(C)	1,633,003

39

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Agency Collateralized Mortgage
	Obligations — 1.5% (Continued)
$65,604	FNMA, 5.000%, 5/1/35	$72,681
519,620	FNMA REMIC, Ser 2003-106, Class WE,
	4.500%, 11/25/22	521,962
459,342	FNMA REMIC, Ser 2003-119, Class PU,
	4.000%, 11/25/33	472,423
28,409	FNMA REMIC, Ser 2003-19, Class ME,
	4.000%, 1/25/33	28,743
145,375	FNMA REMIC, Ser 2003-33, Class AM,
	4.250%, 5/25/33	155,332
135,431	FNMA REMIC, Ser 2003-42, Class CA,
	4.000%, 5/25/33	141,637
12,726	FNMA REMIC, Ser 2003-66, Class AP,
	3.500%, 11/25/32	12,882
622,076	FNMA REMIC, Ser 2003-81, Class FE,
	0.670%, 9/25/33(A)	627,827
350,216	FNMA REMIC, Ser 2008-35, Class IO,
	4.500%, 4/25/23(C)	15,989
211,017	FNMA REMIC, Ser 2009-80, Class EJ,
	4.500%, 3/25/27	211,698
325,317	FNMA REMIC, Ser 2010-13, Class WD,
	4.250%, 3/25/25	340,343
217,128	FNMA REMIC, Ser 2010-54, Class NA,
	4.500%, 10/25/39	225,212
344,036	FNMA REMIC, Ser 2011-52, Class AH,
	2.750%, 10/25/18	351,386
618,455	FNMA REMIC, Ser 2012-102, Class NA,
	1.500%, 9/25/27	596,641
142,031	FNMA REMIC Trust, Ser 2001-W4, Class
	AF5, 6.114%, 2/25/32(B)	166,992
225,937	GNMA, Ser 2002-72, Class AB,
	4.500%, 10/20/32	242,665
330,704	GNMA, Ser 2011-161, Class A,
	1.738%, 1/16/34	330,799
228,809	GNMA, Ser 2011-57, Class BA,
	3.000%, 5/20/40	235,181
394,072	GNMA, Ser 2011-78, Class AB,
	2.450%, 2/16/39	397,632
11,100,505	GNMA, Ser 2011-78, Class IX,
	0.937%, 8/16/46(A)(C)	564,461
309,699	GNMA, Ser 2012-27, Class A,
	1.614%, 7/16/39	305,258
27,872,135	GNMA, Ser 2013-121, Class KX,
	0.745%, 10/16/44(A)(C)	1,007,410
	Total Agency Collateralized
	Mortgage Obligations	$9,946,233

	U.S. Government Agency Obligations — 0.7%
955,000	Government Trust Certificate,
	0.431%, 5/15/15#	951,494
583,000	Government Trust Certificate,
	0.665%, 10/1/16#	569,791
1,575,000	Overseas Private Investment Corp.,
	0.110%, 3/15/17(A)	1,575,000
1,010,000	Overseas Private Investment Corp.,
	0.631%, 4/30/15#	1,025,604
63,527	Small Business Administration
	Participation Certificates, Ser
	2002-20A, Class 1, 6.140%, 1/1/22	68,515
74,412	Small Business Administration
	Participation Certificates, Ser
	2003-20E, Class 1, 4.640%, 5/1/23	79,558
37,055	Small Business Administration Pools,
	507442, 3.625%, 5/25/16(A)	37,099
272,368	Small Business Administration Pools,
	507682, 0.650%, 1/25/26(A)	272,311
193,916	Small Business Administration Pools,
	508374, 0.750%, 4/25/28(A)	194,188
34,833	United States Small Business Adminis-
	tration, Ser 2005-P10A, Class 1,
	4.638%, 2/10/15	35,002
	Total U.S. Government Agency
	Obligations	$4,808,562

Shares

	Investment Fund — 3.2%
21,221,094	Touchstone Institutional Money
	Market Fund, 0.01%^∞Ω	21,221,094

	Total Investment Securities —99.9%
	(Cost $657,497,516)	$654,893,177
	Other Assets in Excess of
	Liabilities — 0.1%	537,080
	Net Assets — 100.0%	$655,430,257

(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2014.

(B)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect at December 31, 2014.

(C)	Interest rate security. This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.

^	Affiliated Fund.

40

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2014.

Portfolio Abbreviations:

ARM - Adjustable Rate Mortgage

COP - Certificate of Participation

CLO - Collateralized Loan Obligations

FDIC - Federal Deposit Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

IDA - Industrial

Development Agency

IDR - Industrial

Development Revenue

LLC - Limited Liability Company

LOC - Letter of Credit

LP - Limited Partnership

MLP - Master Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, these securities were valued at $236,871,339 or 36.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Corporate
Bonds	$—	$218,250,352	$—	$218,250,352
Asset-Backed
Securities	—	213,672,569	—	213,672,569
Commercial
Mortgage-Backed
Securities	—	77,503,997	—	77,503,997
U.S.
Government
Mortgage-Backed
Obligations	—	52,272,056	—	52,272,056
Non-Agency
Collateralized
Mortgage
Obligations	—	25,856,256	—	25,856,256
Municipal
Bonds	—	20,362,213	—	20,362,213
Commercial
Paper	—	10,999,845	—	10,999,845
Agency
Collateralized
Mortgage
Obligations	—	9,946,233	—	9,946,233
U.S.
Government
Agency
Obligations	—	4,808,562	—	4,808,562
Investment
Fund	21,221,094	—	—	21,221,094

				$654,893,177

See accompanying Notes to Portfolios of Investments.

41

Notes to Portfolios of Investments

December 31, 2014 (Unaudited)

Security valuation and fair value measurements— Generally accepted accounting principles in the United States (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their estimated fair value. The Fund defines the term “market value”, as used throughout this report, as the estimated fair value. The Fund uses various methods to measure fair value of its portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940 (the “1940 Act”). Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of December 31, 2014, for each Funds’ investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Funds’ Portfolio of Investments, which also includes a breakdown of the Funds’ investments by geographic, portfolio or sector allocation. The Funds did not hold any Level 3 categorized securities during the period ended December 31, 2014.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended December 31, 2014, there were no transfers between Levels 1, 2 and 3 for all Funds except as shown in the Portfolio of Investments for the Emerging Markets Fund and Global Real Estate Fund.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Shares of options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An option for which there is no mean price is valued at the last bid (long position) or ask (short positions) price and categorized in Level 1. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Debt securities held by the Funds are valued at their most recent evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Money market instruments and other

42

Notes to Portfolios of Investments (Unaudited) (Continued)

debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and categorized in Level 2.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currency are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of the Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Fund may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Fund that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Fund’s Board of Trustees and are generally categorized in Level 3.

Investment Companies— Certain Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.

Securities sold short— The Funds periodically engage in selling securities short, which obligates a Fund to replace a security borrowed by purchasing the same security at the current market value. A Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund would realize a gain if the price of the security declines between those dates. As of December 31, 2014, the Arbitrage Fund and Merger Arbitrage Fund held securities sold short with a fair value of $51,341,327 and $116,567,861, and had securities with a fair value of $53,275,765 and

43

Notes to Portfolios of Investments (Unaudited) (Continued)

$146,997,347 held as collateral and cash collateral of $39,423,317 and $72,047,112 respectively, for both securities sold short and written options.

Options — The Funds may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Funds intend to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Funds’ option strategy primarily focuses on the use of writing call options on equity indexes. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or loss on investment transactions. The Funds, as writers of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. The Funds, as purchasers of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price. As of December 31, 2014, the Arbitrage Fund and Merger Arbitrage Fund held written options with a fair value of $2,235 and $18,509, and had securities with a fair value of $53,275,765 and $146,997,347 held as collateral and cash collateral of $39,423,317 and $72,047,112, respectively, for both securities sold short and written options. The Funds did not hold any purchased options as of December 31, 2014.

Warrants— The Funds can invest in warrants and stock purchase rights of companies of any market capitalization. A warrant gives the company the right to buy stock, typically from the issuer. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. Certain warrants may permit, without legal obligation, net settlement for stock or cash. The Funds have no obligation to exercise the warrant and buy the stock.

Foreign currency translation— The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investment in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts— A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the

44

Notes to Portfolios of Investments (Unaudited) (Continued)

counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the period ended December 31, 2014, the International Fixed Income Fund used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and adjust exposure to foreign currencies.

Real Estate Investment Trust— The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Derivative instruments and hedging activities — The following table sets forth the fair value of the Funds’ derivative financial instruments by primary risk exposure as of December 31, 2014:

Fair Value of Derivative Investments

As of December 31, 2014

	Derivatives not accounted for as hedging	Asset	Liability
Fund	instruments under ASC 815	Derivatives	Derivatives
Arbitrage Fund	Written Options-Equity Contracts	$—	$2,235
International Fixed Income Fund	Forward-Foreign Currency Exchange Contracts	1,370,352	2,004,262
Merger Arbitrage Fund	Written Options-Equity Contracts	—	18,509

For the period ended December 31, 2014, the average quarterly balance of outstanding derivative financial instruments were as follows:

		International	Merger
	Arbitrage	Fixed Income	Arbitrage
Fund	Fund	Fund	Fund
Equity contracts:
Purchased Options - Cost	$54,938	$—	$392,072
Written Options - Proceeds	$39,840	$—	$495,041
Forward Foreign currency exchange
contracts:
Average number of contracts	1	28	1
Average U.S. dollar amount purchased	$—	$27,271,014	$7,312,066
Average U.S. dollar amount sold	$1,016,752	$24,634,224	$—

Portfolio securities loaned— Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal,

45

Notes to Portfolios of Investments (Unaudited) (Continued)

at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle. The approved investment vehicle is subject to market risk.

As of December 31, 2014, the following Funds loaned securities and received collateral as follows:

	Market Value of	Market Value of
	Securities	Collateral
Fund	Loaned	Received
Emerging Markets Equity Fund	$7,163,716	$7,560,054
Global Real Estate Fund	229,394	245,745
Mid Cap Fund	21,263,427	21,927,303
Mid Cap Value Fund	19,633,291	20,166,764
Sands Capital Select Growth Fund	188,660,701	195,675,307
Small Cap Core Fund	76,422,643	78,738,397
Small Cap Value Fund	6,132,559	6,320,864

All cash collateral is received, held and administered by the Funds’ custodian for the benefit of the lending Fund in it’s applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on trading volumes, float, short-term interest rates and market liquidity. A lending Fund retains the interest or dividends on the investment of any cash received as collateral. The lending Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the lending Fund. The lending Fund has the right under the lending agreement to recover the securities from the borrower on demand.

When-issued or delayed delivery transactions— Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of a price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

46

Notes to Portfolios of Investments (Unaudited) (Continued)

Federal Tax Information— As of December 31, 2014, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Arbitrage Fund	$149,230,225	$10,715,943	$(1,804,129)	$8,911,814
Emerging Markets Equity Fund	336,874,613	26,260,326	(34,753,158)	(8,492,832)
Global Real Estate Fund	16,156,875	1,242,638	(719,215)	523,423
International Fixed Income Fund	30,005,596	278,472	(2,606,328)	(2,327,856)
Merger Arbitrage Fund	374,022,785	25,458,478	(5,496,857)	19,961,621
Mid Cap Fund	420,306,440	94,329,562	(13,359,632)	80,969,930
Mid Cap Value Fund	331,550,656	56,623,539	(6,786,624)	49,836,915
Premium Yield Equity Fund	164,785,892	33,780,445	(4,012,468)	29,767,977
Sands Capital Select Growth Fund	4,296,895,538	2,350,034,165	(35,652,946)	2,314,381,219
Small Cap Core Fund	648,492,233	208,171,851	(30,286,249)	177,885,602
Small Cap Value Fund	80,478,436	4,836,985	(3,290,605)	1,546,380
Total Return Bond Fund	161,512,356	3,873,848	(1,033,485)	2,840,363
Ultra Short Duration Fixed Income Fund	657,497,516	1,645,040	(4,249,379)	(2,604,339)

47

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

48

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Touchstone Funds Group Trust

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date  02/24/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date  02/24/15

By (Signature and Title)* /s/ Terrie A. Wiedenheft

Terrie A. Wiedenheft, Controller and Treasurer

(principal financial officer)

Date  02/24/15

* Print the name and title of each signing officer under his or her signature.